UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 05/31/2010

Item 1 – Report to Stockholders

Annual Report

MAY 31, 2010

BlackRock California Municipal Bond Fund

OF BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

OF BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock Intermediate Municipal Fund

OF BLACKROCK MUNICIPAL SERIES TRUST

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	ANNUAL REPORT	MAY 31, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. As the period drew to a close, a significant multi-week correction drove stock prices lower, erasing year-to-date gains in many markets and pushing stocks into negative territory for the year in others. On a twelve-month basis, however, global equities remain in positive territory thanks to improving corporate revenues and profits and a generally positive macro backdrop. From a geographic perspective, US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outperformed large caps.

Regarding fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of May 31, 2010	6-month	12-month

US equities (S&P 500 Index)	0.40%	20.99%

Small cap US equities (Russell 2000 Index)	14.84	33.62

International equities (MSCI Europe, Australasia, Far East Index)	(11.09)	6.38

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.82	4.66

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.08	8.42

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.60	8.52

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.56	28.79

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of May 31, 2010	BlackRock California Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2010, the Fund’s Institutional, Investor A and Investor A1 Shares outperformed its primary benchmark, the S&P/Investortools Main Municipal Bond Index, while its Investor B, Investor C and Investor C1 Shares underperformed. The Fund’s Institutional and Investor A1 Shares also outperformed its secondary benchmark, the S&P/Investortools California Municipal Bond Index, while all other share classes underperformed. Finally, all of the Fund’s share classes outperformed its former benchmark, the Barclays Capital Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools California Municipal Bond Index.

What factors influenced performance?

•

During the period, the Fund’s zero-coupon holdings underperformed and hindered results relative to the benchmark, and they were subsequently sold. In addition, the Fund’s insured securities lagged the general California market and hurt relative performance, as the existence of monoline insurance wraps on securities actually detracted from bond value.

•

The Fund’s relative performance benefited from its fully invested posture, as well as its neutral to slightly longer duration stance versus the benchmark in a positive technical environment. This was particularly true during periods when interest rates declined and prices correspondingly rose. Another positive influence on the Fund’s relative performance came from the periods of spread tightening, which caused the Fund’s uninsured, higher-yielding California bonds to perform well. Finally, relative performance benefited from our avoidance of local, generally smaller issuers, where credit concerns are greater, and liquidity is less available. The expectation within the market is that budget problems with the state will force costs to be passed down to these local authorities.

Describe recent portfolio activity.

•

During the past 12 months, the Fund has transitioned from an insured portfolio to a general California tax-exempt fund, and portfolio changes reflect our efforts to restructure the Fund for its new uninsured mandate. Insured holdings were therefore sold, with the proceeds being reinvested in higher-yielding California bonds. We work with our municipal research group to uncover uninsured credits that suit the Fund’s new investment mandate and still offer proper valuations in terms of yield spread versus risk. Cash reserves were reduced as funds were committed to the longer end of the yield curve (25 years and longer) in order to take advantage of its historically steep slope.

Describe Fund positioning at period end.

•

At period end, the Fund has a slightly aggressive duration (i.e., longer than that of the benchmark). We are not attempting to further extend duration due to historically low absolute yields. We intend to keep cash equivalent reserves at a lower level than past periods in order to maintain income accrual. Management of the Fund going forward will require a balance in judgment between adding higher-yielding credits to increase accrual more to the standards of a general market product, and selectively selling holdings that have outperformed due to tightening credit spreads.

•

A majority of the Fund’s holdings are concentrated in larger, more liquid California names and sectors. Based on our belief that California will be passing its budgetary concerns down to certain local issuers, the Fund is underweight in smaller, local authorities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	ANNUAL REPORT	MAY 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds.

[3]	This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

[4]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month. The Fund now uses this index as its benchmark rather than the Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.

[5]	The S&P/Investortools California Municipal Bond Index includes all California bonds in the Main Index.

Performance Summary for the Period Ended May 31, 2010

			Average Annual Total Returns[6]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	4.65%	5.16%	9.72%	N/A	4.15%	N/A	5.58%	N/A
Investor A	4.20	5.04	9.47	4.82%	3.89	2.99%	5.31	4.86%
Investor A1	4.38	5.12	9.63	5.25	4.06	3.22	5.47	5.04
Investor B	4.17	4.99	9.17	5.17	3.65	3.31	5.05	5.05
Investor C	3.64	4.64	8.65	7.65	3.13	3.13	4.54	4.54
Investor C1	4.06	4.86	9.09	8.09	3.54	3.54	4.94	4.94
Barclays Capital Municipal Bond Index	—	3.60	8.52	N/A	4.52	N/A	5.90	N/A
S&P/Investortools Main Municipal Bond Index	—	3.92	9.27	N/A	4.31	N/A	5.85	N/A
S&P/Investortools California Municipal Bond Index	—	4.69	9.58	N/A	4.05	N/A	5.72	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2010	5

Fund Summary as of May 31, 2010	BlackRock New Jersey Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?

•

All Fund returns for the 12-month period ended May 31, 2010, outpaced those of the Fund’s primary benchmark, the S&P/Investortools Main Municipal Bond Index; its secondary benchmark, the S&P/Investortools New Jersey Municipal Bond Index; and its former benchmark, the Barclays Capital Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools New Jersey Municipal Bond Index.

What factors influenced performance?

•

As yields fell and credit spreads contracted throughout the 12-month period, higher yielding and lower-quality bonds tended to outperform the general market. As a result of this trend, Fund performance benefited from its overweight exposures to credits in the health care and housing sectors, as well as its relative underweight in higher-quality, shorter-term pre-refunded bonds. An above-average yield was also a positive contributor to Fund performance.

•

The Fund’s performance was negatively impacted by its exposure to tax-backed credits, which underperformed during the period, and by its only moderate overall weighting in the high yield corporate credits that outperformed.

Describe recent portfolio activity.

•

A reduction in new-issue supply in New Jersey during the period limited the Fund’s opportunities to add attractive new structures and credits. When opportunities did arise, we concentrated on adding retail-attractive, average-quality credits with lower dollar prices in order to improve the Fund’s liquidity by tapping into growing retail demand for bonds in the secondary market. This helped to slightly improve the Fund’s positive convexity, and it had a modestly positive performance impact as rates fell during the period.

Describe Fund positioning at period end.

•	The Fund ended the period with a slightly long duration bias relative to the S&P/Investortools New Jersey Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	ANNUAL REPORT	MAY 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

[3]	This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

[4]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month. The Fund now uses this index as its benchmark rather than the Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.

[5]	The S&P/Investortools New Jersey Municipal Bond Index includes all New Jersey bonds in the Main Index.

Performance Summary for the Period Ended May 31, 2010

			Average Annual Total Returns[6]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	3.89%	4.70%	10.91%	N/A	4.02%	N/A	5.62%	N/A
Service	3.77	4.65	10.80	N/A	3.82	N/A	5.39	N/A
Investor A	3.61	4.65	10.79	6.09%	3.83	2.93%	5.39	4.93%
Investor A1	3.76	4.73	10.96	6.52	3.98	3.13	5.55	5.12
Investor B	3.00	4.26	9.96	5.46	3.05	2.70	4.60	4.60
Investor B1	3.51	4.52	10.52	6.52	3.56	3.22	5.12	5.12
Investor C	3.00	4.36	10.07	9.07	3.05	3.05	4.60	4.60
Investor C1	3.41	4.47	10.41	9.41	3.46	3.46	5.03	5.03
Barclays Capital Municipal Bond Index	—	3.60	8.52	N/A	4.52	N/A	5.90	N/A
S&P/Investortools Main Municipal Bond Index	—	3.92	9.27	N/A	4.31	N/A	5.85	N/A
S&P/Investortools New Jersey Municipal Bond Index	—	3.56	8.83	N/A	4.52	N/A	5.94	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2010	7

Fund Summary as of May 31, 2010	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?

•

All Fund returns for the 12-month period ended May 31, 2010, outpaced those of the Fund’s primary benchmark, the S&P/Investortools Main Municipal Bond Index; its secondary benchmark, the S&P/Investortools Pennsylvania Municipal Bond Index; and its former benchmark, the Barclays Capital Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Pennsylvania Municipal Bond Index.

What factors influenced performance?

•

We actively managed the Fund’s duration and yield curve positioning throughout the period, which had a positive effect on performance. An above-market weight in interest rate sensitive bonds benefited the Fund as interest rates rallied 63 basis points (0.63%) lower over the 12 months. The Fund’s above-market weight in longer-maturity bonds (20+ years) also aided performance as the slope of the municipal yield curve between 10-year and 30-year maturity bonds was 42 basis points tighter by period end. A greater weighting in the tax-backed territory sector also benefited performance as credit spreads generally tightened during the period.

•

Available Pennsylvania tax-exempt supply continued to wane. This trend provided us with a challenging environment in which to invest, as we continued to focus new purchases at the long end of the yield curve, where we could improve book yields and provide greater potential for price appreciation.

Describe recent portfolio activity.

•

We maintained the Fund’s long yield curve positioning by purchasing long-maturity new-issue bonds, when available. The Fund’s exposures to the education and health care sectors were increased, as the narrow composition of new-issue supply in the Pennsylvania market was concentrated in these areas.

Describe Fund positioning at period end.

•

The Fund ended the period with a neutral to long duration bias relative to the S&P/Investortools Pennsylvania Municipal Bond Index. The Fund’s yield curve positioning is weighted toward the long end of the curve to insulate against higher short-term rates and maximize income given the steepness of the curve.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	ANNUAL REPORT	MAY 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.

[3]	This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

[4]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month. The Fund now uses this index as its benchmark rather than the Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.

[5]	The S&P/Investortools Pennsylvania Municipal Bond Index includes all Pennsylvania bonds in the Main Index.

Performance Summary for the Period Ended May 31, 2010

			Average Annual Total Returns[6]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	4.00%	4.75%	10.61%	N/A	3.84%	N/A	5.50%	N/A
Service	3.85	4.66	10.41	N/A	3.61	N/A	5.25	N/A
Investor A	3.66	4.66	10.40	5.71%	3.60	2.71%	5.25	4.80%
Investor A1	3.82	4.74	10.58	6.15	3.74	2.90	5.41	4.98
Investor B	3.12	4.26	9.56	5.06	2.87	2.53	4.49	4.49
Investor B1	3.57	4.52	10.12	6.12	3.34	3.00	4.98	4.98
Investor C	3.04	4.25	9.54	8.54	2.84	2.84	4.47	4.47
Investor C1	3.47	4.47	10.01	9.01	3.23	3.23	4.88	4.88
Barclays Capital Municipal Bond Index	—	3.60	8.52	N/A	4.52	N/A	5.90	N/A
S&P/Investortools Main Municipal Bond Index	—	3.92	9.27	N/A	4.31	N/A	5.85	N/A
S&P/Investortools Pennsylvania Municipal Bond Index	—	3.73	8.85	N/A	4.43	N/A	5.92	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2010	9

Fund Summary as of May 31, 2010	BlackRock Intermediate Municipal Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period, the Fund’s Institutional, Investor A and Investor A1 shares outpaced the Fund’s primary benchmark, the S&P/Investortools Main Municipal Bond Index, while Investor B and Investor C Shares underperformed. Additionally, all share classes outperformed the Fund’s secondary benchmark, the S&P/Investortools Intermediate Municipal Bond Index. With the exception of Investor C Shares, all share classes outperformed the Fund’s former benchmark, the Barclays Capital Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Intermediate Municipal Bond Index.

What factors influenced performance?

•

As yields fell and credit spreads contracted throughout the 12-month period, higher yielding and lower-quality bonds tended to outperform the general market. As a result of this trend, Fund performance benefited from its overweight exposures to credits in the health care and housing sectors, as well as its relative underweight in higher-quality pre-refunded bonds at the shorter end of the Fund’s maturity range.

•	The Fund’s performance was negatively impacted by its slightly below-average yield and its only moderate overall weighting in the high yield corporate credits that outperformed during the period.

Describe recent portfolio activity.

•

During the period, trading activity was focused on buying new-issue, specialty-state bonds with average credit quality and low dollar prices. This combination of attributes improved the liquidity of the Fund’s holdings by making them more attractive to retail investors in the secondary market, where demand was strengthening. These newly purchased bonds tended to outperform the market, as their immediate supply dried up and discount coupons became more popular. They had little overall effect on the structure of the Fund, however, aside from improving its positive convexity somewhat.

Describe Fund positioning at period end.

•	The Fund ended the period with a neutral to slightly long duration bias relative to the S&P/Investortools Intermediate Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	ANNUAL REPORT	MAY 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of investment grade municipal bonds.

[3]	This unmanaged index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

[4]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month. The Fund now uses this index as its benchmark rather than the Barclays Capital Municipal Bond Index as Fund management believes it more accurately reflects the Fund’s investment strategies.

[5]	The S&P/Investortools Intermediate Municipal Bond Index includes all bonds in the Main Index with a remaining maturity between 3 and 15 years.

Performance Summary for the Period Ended May 31, 2010

			Average Annual Total Returns[6]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	3.32%	3.78%	9.46%	N/A	4.02%	N/A	5.16%	N/A
Investor A	2.93	3.65	9.31	4.66%	3.79	2.89%	4.91	4.46%
Investor A1	3.19	3.72	9.35	8.26	3.92	3.71	5.06	4.95
Investor B	2.99	3.61	9.10	8.10	3.69	3.69	4.83	4.83
Investor C	2.31	3.26	8.38	7.38	3.01	3.01	4.13	4.13
Barclays Capital Municipal Bond Index	—	3.60	8.52	N/A	4.52	N/A	5.90	N/A
S&P/Investortools Main Municipal Bond Index	—	3.92	9.27	N/A	4.31	N/A	5.85	N/A
S&P/Investortools Intermediate Municipal Bond Index	—	3.10	7.81	N/A	4.91	N/A	5.88	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on pages 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2010	11

Portfolio Information as of May 31, 2010

BlackRock California Municipal Bond Fund

Sector Allocation	Percent of Long-Term Investments

County/City/Special District/School District	37%
Utilities	29
State	11
Health	8
Transportation	6
Education	6
Corporate	3

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa	17%
AA/Aa	37
A	44
BBB/Baa	1
Not Rated[2]	1

BlackRock New Jersey Municipal Bond Fund

Sector Allocation	Percent of Long-Term Investments

State	27%
Education	16
Transportation	15
Health	15
Housing	9
Utilities	5
Corporate	5
County/City/Special District/School District	4
Media	2
Tobacco	1
Diversified Financial Services	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa	21%
AA/Aa	31
A	22
BBB/Baa	14
BB/Ba	3
B	2
CCC/Caa	1
Not Rated[3]	6

BlackRock Pennsylvania Municipal Bond Fund

Sector Allocation	Percent of Long-Term Investments

Health	20%
State	19
Education	17
County/City/Special District/School District	17
Transportation	8
Housing	7
Corporate	5
Utilities	4
Media	2
Tobacco	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa	15%
AA/Aa	51
A	22
BBB/Baa	8
BB/Ba	2
Not Rated[4]	2

BlackRock Intermediate Municipal Fund

Sector Allocation	Percent of Long-Term Investments

County/City/Special District/School District	22%
Transportation	20
Health	18
State	13
Corporate	8
Housing	6
Education	6
Utilities	4
Tobacco	3

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa	31%
AA/Aa	24
A	26
BBB/Baa	12
Not Rated[5]	7

[1]	Using the higher of Standard and Poor’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2010, the market value of these securities was $3,766,350 representing 1% of the Fund’s long-term investments.

[3]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2010, the market value of these securities was $9,074,986 representing 3% of the Fund’s long-term investments.

[4]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2010, the market value of these securities was $3,042,330 representing 1% of the Fund’s long-term investments.

[5]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2010, the market value of these securities was $7,582,440 representing 3% of the Fund’s long-term investments.

12	ANNUAL REPORT	MAY 31, 2010

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•

Investor A1 Shares (for all Funds except the Intermediate Municipal Fund) incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee). BlackRock Intermediate Municipal Fund incurs a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

•	Investor B Shares are subject to the following maximum contingent deferred sales charges:

Maximum Contingent Deferred Sales Charges

BlackRock California Municipal Bond Fund	4%, declining to 0% after 6 years
BlackRock New Jersey Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Pennsylvania Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Intermediate Municipal Fund	1%, declining to 0% after 3 years

In addition, Investor B Shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee

BlackRock California Municipal Bond Fund	0.25%	0.25%
BlackRock New Jersey Municipal Bond Fund	0.75%	0.25%
BlackRock Pennsylvania Municipal Bond Fund	0.75%	0.25%
BlackRock Intermediate Municipal Fund	0.10%	0.20%

For BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic sales conversions.) Prior to the Investor B Shares inception date of October 2, 2006 for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

•

Investor B1 Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•

Investor C1 Shares (available in all Funds except BlackRock Intermediate Municipal Fund) are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor agreed to waive a portion of their fee. Without such waiver, the Funds’ performance would have been lower.

ANNUAL REPORT	MAY 31, 2010	13

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on December 1, 2009 and held through May 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

BlackRock California Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000	$1,051.60	$4.09	$1,000	$1,020.91	$4.03	0.80%
Investor A	$1,000	$1,050.40	$5.32	$1,000	$1,019.71	$5.24	1.04%
Investor A1	$1,000	$1,051.20	$4.50	$1,000	$1,020.51	$4.43	0.88%
Investor B	$1,000	$1,049.90	$6.64	$1,000	$1,018.42	$6.54	1.30%
Investor C	$1,000	$1,046.40	$9.13	$1,000	$1,015.97	$9.00	1.79%
Investor C1	$1,000	$1,048.60	$7.05	$1,000	$1,018.02	$6.94	1.38%

BlackRock California Municipal Bond Fund (Excluding Interest Expense and Fees)

Institutional	$1,000	$1,051.60	$3.68	$1,000	$1,021.31	$3.63	0.72%
Investor A	$1,000	$1,050.40	$4.91	$1,000	$1,020.11	$4.83	0.96%
Investor A1	$1,000	$1,051.20	$4.35	$1,000	$1,020.66	$4.28	0.81%
Investor B	$1,000	$1,049.90	$6.49	$1,000	$1,018.57	$6.39	1.23%
Investor C	$1,000	$1,046.40	$8.98	$1,000	$1,016.12	$8.85	1.72%
Investor C1	$1,000	$1,048.60	$6.90	$1,000	$1,018.17	$6.79	1.31%

BlackRock New Jersey Municipal Bond Fund (Including Interest Expense and Fees)

Institutional	$1,000	$1,047.00	$3.93	$1,000	$1,021.06	$3.88	0.77%
Service	$1,000	$1,046.50	$4.44	$1,000	$1,020.56	$4.38	0.87%
Investor A	$1,000	$1,046.50	$4.44	$1,000	$1,020.56	$4.38	0.87%
Investor A1	$1,000	$1,047.30	$3.68	$1,000	$1,021.31	$3.63	0.72%
Investor B	$1,000	$1,042.60	$8.35	$1,000	$1,016.72	$8.25	1.64%
Investor B1	$1,000	$1,045.20	$5.76	$1,000	$1,019.27	$5.69	1.13%
Investor C	$1,000	$1,043.60	$8.36	$1,000	$1,016.72	$8.25	1.64%
Investor C1	$1,000	$1,044.70	$6.27	$1,000	$1,018.77	$6.19	1.23%

BlackRock New Jersey Municipal Bond Fund (Excluding Interest Expense and Fees)

Institutional	$1,000	$1,047.00	$3.93	$1,000	$1,021.06	$3.88	0.77%
Service	$1,000	$1,046.50	$4.44	$1,000	$1,020.56	$4.38	0.87%
Investor A	$1,000	$1,046.50	$4.44	$1,000	$1,020.56	$4.38	0.87%
Investor A1	$1,000	$1,047.30	$3.68	$1,000	$1,021.31	$3.63	0.72%
Investor B	$1,000	$1,042.60	$8.35	$1,000	$1,016.72	$8.25	1.64%
Investor B1	$1,000	$1,045.20	$5.76	$1,000	$1,019.27	$5.69	1.13%
Investor C	$1,000	$1,043.60	$8.36	$1,000	$1,016.72	$8.25	1.64%
Investor C1	$1,000	$1,044.70	$6.27	$1,000	$1,018.77	$6.19	1.23%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

14	ANNUAL REPORT	MAY 31, 2010

Disclosure of Expenses (concluded)

	Actual			Hypothetical[2]

BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000	$1,047.50	$3.93	$1,000	$1,021.06	$3.88	0.77%
Service	$1,000	$1,046.60	$4.80	$1,000	$1,020.21	$4.73	0.94%
Investor A	$1,000	$1,046.60	$4.85	$1,000	$1,020.16	$4.78	0.95%
Investor A1	$1,000	$1,047.40	$4.03	$1,000	$1,020.96	$3.98	0.79%
Investor B	$1,000	$1,042.60	$8.71	$1,000	$1,016.37	$8.60	1.71%
Investor B1	$1,000	$1,045.20	$6.17	$1,000	$1,018.87	$6.09	1.21%
Investor C	$1,000	$1,042.50	$8.86	$1,000	$1,016.22	$8.75	1.74%
Investor C1	$1,000	$1,044.70	$6.68	$1,000	$1,018.37	$6.59	1.31%

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)

Institutional	$1,000	$1,047.50	$3.62	$1,000	$1,021.36	$3.58	0.71%
Service	$1,000	$1,046.60	$4.54	$1,000	$1,020.46	$4.48	0.89%
Investor A	$1,000	$1,046.60	$4.54	$1,000	$1,020.46	$4.48	0.89%
Investor A1	$1,000	$1,047.40	$3.73	$1,000	$1,021.26	$3.68	0.73%
Investor B	$1,000	$1,042.60	$8.40	$1,000	$1,016.67	$8.30	1.65%
Investor B1	$1,000	$1,045.20	$5.86	$1,000	$1,019.17	$5.79	1.15%
Investor C	$1,000	$1,042.50	$8.55	$1,000	$1,016.52	$8.45	1.68%
Investor C1	$1,000	$1,044.70	$6.42	$1,000	$1,018.62	$6.34	1.26%

BlackRock Intermediate Municipal Fund (Including Interest Expense and Fees)

Institutional	$1,000	$1,037.80	$3.66	$1,000	$1,021.31	$3.63	0.72%
Investor A	$1,000	$1,036.50	$4.87	$1,000	$1,020.11	$4.83	0.96%
Investor A1	$1,000	$1,037.20	$4.16	$1,000	$1,020.81	$4.13	0.82%
Investor B	$1,000	$1,036.10	$5.33	$1,000	$1,019.66	$5.29	1.05%
Investor C	$1,000	$1,032.60	$8.72	$1,000	$1,016.32	$8.65	1.72%

BlackRock Intermediate Municipal Fund (Excluding Interest Expense and Fees)

Institutional	$1,000	$1,037.80	$3.66	$1,000	$1,021.31	$3.63	0.72%
Investor A	$1,000	$1,036.50	$4.87	$1,000	$1,020.11	$4.83	0.96%
Investor A1	$1,000	$1,037.20	$4.16	$1,000	$1,020.81	$4.13	0.82%
Investor B	$1,000	$1,036.10	$5.33	$1,000	$1,019.66	$5.29	1.05%
Investor C	$1,000	$1,032.60	$8.72	$1,000	$1,016.32	$8.65	1.72%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

ANNUAL REPORT	MAY 31, 2010	15

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAVs per share.

In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used. A Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. A Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

16	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments May 31, 2010	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 78.8%

Corporate — 1.8%
California Pollution Control Financing Authority, Refunding RB, Southern California Edison Co., Series B (NPFGC), 5.45%, 9/01/29	$4,700	$4,740,514
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	2,000	2,214,320

		6,954,834

County/City/Special District/School District — 24.9%
Alameda Public Financing Authority, Special Tax Bonds, Special Tax, Community Facility District 1, Series A, 7.00%, 8/01/19	3,750	3,766,350
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	5,000	5,432,150
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	4,940,384
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.50%, 8/01/29	1,000	1,091,710
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,062,840
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,719,912
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,085,500
El Monte City School District California, GO, Election of 2004, Series B (AGM), 5.00%, 8/01/32	4,435	4,523,079
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,420	3,820,243
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	4,030	4,541,367
Los Angeles Unified School District California, GO:
Election of 2004, Series H (AGM), 5.00%, 7/01/32	5,640	5,751,052
Series I, 5.00%, 1/01/34	1,000	1,017,500
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.00%, 8/01/30	4,275	4,392,306
Marysville Joint Unified School District California, GO, Election of 2008 (AGC), 5.25%, 8/01/29	1,690	1,801,320
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	5,500	5,820,485
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,496,855
7.00%, 3/01/34	5,000	5,527,700
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,366,700
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,000	2,000,140

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	$3,315	$3,518,773
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,100,296
6.50%, 8/01/39	2,000	2,157,340
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,336,464
Tamalpais Union High School District California, GO, Election of 2006 (NPFGC), 5.00%, 8/01/29	4,600	4,885,430
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,703,936

		92,859,832

Education — 4.8%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,680,225
Peralta Community College District, GO, Refunding, 5.25%, 8/01/30	1,125	1,197,934
Pittsburg Unified School District, COP, 6.00%, 9/01/29	9,040	9,225,591
University of California, RB, Series O, 5.75%, 5/15/34	2,200	2,478,762
University of California, Refunding RB, Series S, 5.00%, 5/15/40	2,500	2,587,600

		18,170,112

Health — 9.0%
California Health Facilities Financing Authority, RB, Series A:
Adventist Health System-West, 5.75%, 9/01/39	4,500	4,689,720
Sutter Health, 6.25%, 8/15/35	2,080	2,104,190
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,376,600
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,212,430
Providence Health & Services, Series C, 6.50%, 10/01/33	3,720	4,235,183
Scripps Health, Series A, 5.00%, 11/15/36	4,260	4,253,695
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,475	2,583,900

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GARB	General Airport Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	U.S. Department of Housing and Urban Development
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	17

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Health (concluded)
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series A (BHAC), 5.50%, 7/01/30	$1,100	$1,149,797
Senior Living, Southern California, 6.25%, 11/15/19	500	542,105
Senior Living, Southern California, 6.63%, 11/15/24	650	693,492
Senior Living, Southern California, 7.00%, 11/15/29	500	538,685
Senior Living, Southern California, 7.25%, 11/15/41	1,750	1,903,527
City of Corona California, COP, Refunding, Corona Community, 8.00%, 3/01/11 (a)	2,230	2,359,184

		33,642,508

State — 8.4%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,720,800
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,549,038
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,475	1,570,536
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,476,200
6.50%, 4/01/33	9,700	10,959,545

		31,276,119

Transportation — 4.9%
County of Orange California, RB, Series B, 5.75%, 7/01/34	2,500	2,725,025
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	1,350	1,460,471
Subordinated and PFC/Grant, Series C (AGC), 5.75%, 7/01/39	3,000	3,237,060
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (b)	3,500	4,241,895
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	4,825	5,325,835
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,251,950

		18,242,236

Utilities — 25.0%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	1,500	1,590,000
Chino Basin Regional Financing Authority California, RB, Inland Empire Utilities Agency, Series A (AMBAC), 5.00%, 11/01/33	4,000	4,039,360
City of Glendale California, RB (AGM), 5.00%, 2/01/32	6,825	7,048,450
City of Los Angeles California, Refunding RB, Series A:
5.38%, 6/01/39	5,000	5,359,350
(NPFGC), 5.00%, 6/01/32	4,000	4,108,640
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,065	5,704,963
Marin Water District Financing Authority, RB, Series A, 5.00%, 7/01/35	1,000	1,055,950
Sacramento Municipal Utility District, RB, Series N (NPFGC), 5.00%, 8/15/28	5,025	5,057,562

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	$5,000	$5,114,450
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	4,933,074
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,345,800
Senior Series A, 5.25%, 5/15/34	6,500	6,920,355
Senior Series A, 5.25%, 5/15/39	7,250	7,685,725
Series B, 5.75%, 8/01/35	5,000	5,524,600
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,334,011
Santa Paula Utility Authority, Refunding RB, 5.25%, 2/01/40	6,925	7,168,898
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,112,611
Western Municipal Water District Facilities Authority, RB, Series B, 5.00%, 10/01/34	3,000	3,117,840

		93,221,639

Total Municipal Bonds in California		294,367,280

Puerto Rico — 2.7%

County/City/Special District/School District — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,648,200

State — 1.2%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series B, 6.50%, 7/01/37	4,000	4,424,600

Total Municipal Bonds in Puerto Rico		10,072,800

Total Municipal Bonds — 81.5%		304,440,080

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 30.1%

Corporate — 1.5%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,530,233

County/City/Special District/ School District — 14.7%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	13,024,232
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,147,840
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,566,090
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	22,000	22,532,400
Vista Unified School District California, GO, Series A (AGM), 5.25%, 8/01/25	4,199	4,390,169

		54,660,731

Education — 1.5%
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	5,610	5,757,262

State — 2.7%
California State University, Refunding RB, Systemwide, Series A (AGM) 5.00%, 11/01/32	10,000	10,145,700

See Notes to Financial Statements.

18	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California (concluded)

Transportation — 2.0%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$7,310	$7,465,264

Utilities — 7.7%
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/32	7,000	7,180,180
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	7,880	8,112,933
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	13,534,950

		28,828,063

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.1%		112,387,253

Total Long-Term Investments (Cost — $398,481,916) — 111.6%		416,827,333

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund, 0.04% (d)(e)	8,876,733	$8,876,733

Total Short-Term Securities (Cost — $8,876,733) — 2.4%		8,876,733

Total Investments (Cost — $407,358,649*) — 114.0%		425,704,066

Other Assets Less Liabilities — 1.1%		3,947,590

Liability for Trust Certificates, Including Interest Expense and Fees Payable — (15.1)%		(56,361,656)

Net Assets — 100.0%		$373,290,000

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$351,832,843

	Gross unrealized appreciation	$18,606,965
	Gross unrealized depreciation	(1,069,265)

	Net unrealized appreciation	$17,537,700

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(d)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2009	Shares Purchased		Shares Sold	Shares Held at May 31, 2010	Value at May 31, 2010	Realized Gain (Loss)	Income

BlackRock California Insured Muni 2008 Term Trust	—	—		—	—	—	—	$926
CMA California Municipal Money Fund	29,487	8,847,246	*	—	8,876,733	$8,876,733	—	$2,313

*	Represents net shares purchased.

(e)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$416,827,333	—	$416,827,333
Short-Term Securities	$8,876,733	—	—	8,876,733

Total	$8,876,733	$416,827,333	—	$425,704,066

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	19

Schedule of Investments May 31, 2010	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 84.7%

Corporate — 3.4%
New Jersey EDA, RB, AMT:
American Airlines, Inc. Project, 7.10%, 11/01/31	$1,075	$892,024
Continental Airlines, Inc. Project, 6.25%, 9/15/19	3,000	2,839,890
Continental Airlines, Inc. Project, 6.40%, 9/15/23	500	473,790
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	2,000	2,160,720
Public Service Electric & Gas Co., Series A (NPFGC), 6.40%, 5/01/32	100	100,090
New Jersey EDA, Refunding RB:
Burlington Coat Factory, 6.13%, 9/01/10	40	40,165
New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	1,445	1,486,183
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,252,500

		9,245,362

County/City/Special District/School District — 3.9%
Borough of Cape May Point New Jersey, GO, 5.70%, 3/15/13	450	471,888
City of Perth Amboy New Jersey, GO, CAB (AGM) (a):
5.09%, 7/01/35	1,250	1,148,525
5.17%, 7/01/36	300	275,112
County of Middlesex New Jersey, COP, Refunding (NPFGC), 5.00%, 8/01/22	200	205,502
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,723,950
Knowlton Township Board Of Education, GO, 6.60%, 8/15/11	169	181,511
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,822,270
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	880	532,145
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,703,752
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	605	625,951
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,505,685
Union County Improvement Authority, LRB, Madison Redevelopment Project (AGM), 5.00%, 3/01/25	500	529,490

		10,725,781

Education — 15.6%
New Jersey EDA, RB:
Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	1,500	1,577,235
School Facilities Construction, Series CC-2, 4.38%, 12/15/32	7,000	6,901,090
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,483,115
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,378,665
Georgian Court College Project, Series C, 6.50%, 7/01/13 (b)	750	876,015
Kean University, Series D (FGIC), 5.25%,
7/01/13 (b)	250	281,775
Montclair State University, Series F (FGIC),
5.00%, 7/01/11 (b)	500	524,800
New Jersey Institute of Technology, Series G
(NPFGC), 5.25%, 7/01/19	1,000	1,038,270

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (concluded)
New Jersey Educational Facilities Authority, RB (concluded):
Princeton University, Series B, 4.25%, 7/01/40	$2,000	$1,979,800
Rider University, Series C (Radian), 5.00%, 7/01/37	2,400	2,254,344
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (b)	650	742,729
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (b)	715	820,548
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,750	1,820,770
Georgian Court University, Series D, 5.00%, 7/01/33	500	482,065
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	274,144
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,333,862
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	183,262
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	231,845
Rowan University, Series B (NPFGC), 4.25%, 7/01/34	1,950	1,798,797
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,376,830
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	2,880,250
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,305,184
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	100	103,442
5.00%, 12/01/26	650	668,830
New Jersey State Higher Education Assistance Authority, RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	15	15,015
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	252,528
(NPFGC), 5.00%, 6/15/29	1,000	984,290
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	254,378
5.50%, 12/01/27	2,030	2,070,397
5.00%, 12/01/31	1,000	992,190

		42,886,465

Health — 14.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,603,284
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (GNMA), 5.20%, 6/01/30	905	920,358
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC), 5.62%, 7/01/23 (c)	4,000	1,594,520
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	838,810
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,188,036
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	888,842
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	486,645
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,492,635
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	1,718,720
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	490,290

See Notes to Financial Statements.

20	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
Avalon at Hillsborough, Series A, AMT, 6.63%, 7/01/35	$500	$432,255
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	445,133
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	758,918
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,063,040
Kennedy Health System, 5.50%, 7/01/21	2,000	2,021,200
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,925	1,953,066
Pascack Valley Hospital Association, 6.00%, 7/01/13 (d)(e)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	234,355
South Jersey Hospital, 6.00%, 7/01/12 (b)	1,500	1,663,455
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,856,929
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	505	531,295
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,240,005
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (c)	4,500	995,760
CAB, St. Barnabas Health, Series B, 5.69%, 7/01/36 (c)	7,360	984,621
CAB, St. Barnabas Health, Series B, 5.75%, 7/01/37 (c)	7,000	864,710
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (b)	600	674,616
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (f)	125	155,926
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,718,080
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,026,898
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	3,444,348

		39,286,758

Housing — 8.2%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (FNMA), 5.15%, 2/01/24	2,965	3,001,262
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,137,800
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,511,375
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	639,097
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,081,960
Series AA, 6.50%, 10/01/38	1,815	1,987,026
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,788,889
S/F Housing, Series T, AMT, 4.70%, 10/01/37	2,900	2,755,174
Series B (AGM), 6.15%, 11/01/20	195	195,287
Series B (AGM), 6.25%, 11/01/26	940	941,137
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	625	676,850
6.75%, 12/01/38	1,425	1,629,288

		22,345,145

Municipal Bonds	Par (000)	Value

New Jersey (continued)

State — 20.3%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (c)	$10,000	$5,354,100
CAB, Series B, 5.24%, 11/01/27 (c)	4,135	1,879,688
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,926,770
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,585,440
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (c)	1,675	955,035
Cigarette Tax, 5.63%, 6/15/19	520	520,120
Cigarette Tax, 5.75%, 6/15/29	5,790	5,776,509
Cigarette Tax (Radian), 5.50%, 6/15/31	125	120,471
Motor Vehicle Commission, Series A (NPFGC), 3.51%, 7/01/12 (c)	4,000	3,783,360
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,036,900
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,114,971
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	425	433,747
Newark Downtown District Management Corp., 5.13%, 6/15/37	350	301,350
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	1,700	1,763,189
School Facilities Construction, Series O, 5.25%, 3/01/23	1,590	1,720,762
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,648,290
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,136,810
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	500	518,750
New Jersey EDA, Refunding RB, CAB, Economic Fund, Series A (NPFGC), 5.25%, 3/15/21 (c)	2,000	1,233,840
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,739,650
New Jersey Educational Facilities Authority, RB, Public Library Project Grant Issue, Series A (AMBAC), 5.50%, 9/01/19	1,120	1,215,514
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	920,815
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.05%, 12/15/35 (c)	1,380	304,773
Series D, 5.00%, 6/15/20	1,230	1,301,069
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC):
6.50%, 6/15/10	1,560	1,564,415
6.00%, 12/15/11 (b)	1,500	1,625,160
5.50%, 12/15/21	1,800	2,065,860
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,047,640
5.25%, 6/15/30	1,110	1,156,209
State of New Jersey, GO, Refunding:
Series H, 5.25%, 7/01/14	3,000	3,439,680
Series N (NPFGC), 5.50%, 7/15/17	3,000	3,566,250

		55,757,137

Tobacco — 1.5%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (b)	1,445	1,697,398
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	3,500	2,360,715

		4,058,113

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	21

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation — 14.4%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	$2,450	$2,529,135
Delaware River Port Authority, Refunding RB, Port District Project, Series A (AGM), 5.20%, 1/01/27	350	356,800
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,005,190
5.25%, 1/01/46	4,900	5,102,566
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.22%, 1/01/15 (a)	1,510	1,217,830
Series C, (AGM), 5.00%, 1/01/30	2,500	2,607,025
Series I, 5.00%, 1/01/35	2,500	2,608,275
New Jersey State Turnpike Authority, Refunding RB:
Series C, 6.50%, 1/01/16	80	95,311
Series C, 6.50%, 1/01/16 (f)	30	36,716
Series C, 6.50%, 1/01/16 (f)	390	450,146
Series C (NPFGC), 6.50%, 1/01/16	545	649,308
Series C (NPFGC), 6.50%, 1/01/16 (f)	2,765	3,191,418
Series C-2005 (NPFGC), 6.50%, 1/01/16 (f)	190	235,357
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 6.62%, 12/15/38 (c)	10,000	2,004,500
Series A, 5.75%, 6/15/20	2,820	3,250,727
Series A, 6.23%, 12/15/32 (c)	10,000	2,859,700
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,178,480
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,194,050
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,812,002
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,001,460
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	4,969,700

		39,355,696

Utilities — 3.1%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	900	899,955
New Jersey EDA, RB, AMT:
New Jersey American Water Co., Inc. Project, Series A (FGIC), 6.88%, 11/01/34	100	100,076
Series A, American Water (AMBAC), 5.25%, 11/01/32	1,250	1,232,125
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (c)	5,000	2,977,750
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,337,886
Union County Utilities Authority, Refunding RB, Senior Lease, Ogden Martin, Series A, AMT (AMBAC), 5.50%, 6/01/10	2,000	2,000,440

		8,548,232

Total Municipal Bonds in New Jersey		232,208,689

Guam — 0.7%

State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,038,298

Utilities — 0.3%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	1,007,970

Total Municipal Bonds in Guam		2,046,268

Municipal Bonds	Par (000)	Value

Multi-State (g)(h) — 2.8%

Diversified Financial Services — 1.3%
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (i)	$3,842	$3,562,687

Media — 1.5%
Centerline Equity Issuer Trust, 7.60%, 12/15/50	4,000	4,083,560

Total Municipal Bonds in Multi-State		7,646,247

Northern Mariana Islands — 0.3%

State — 0.3%
Commonwealth of the Northern Mariana Islands, GO, Series A:
6.75%, 10/01/13 (b)	600	697,260
6.75%, 10/01/33	150	138,272

Total Municipal Bonds in the Northern Mariana Islands		835,532

Puerto Rico — 9.2%

Corporate — 0.4%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	1,086,088

County/City/Special District/School District — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (c)	7,750	1,218,610

Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,612,608

State — 5.1%
Commonwealth of Puerto Rico, GO, Public Improvement:
(AGM), 5.50%, 7/01/19	5,000	5,508,650
Series A, 5.25%, 7/01/16 (b)	310	367,310
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement:
Series A (NPFGC), 5.50%, 7/01/21	1,000	1,081,080
Series A-4 (AGM), 5.25%, 7/01/30	725	754,863
Series C, 6.00%, 7/01/39	1,500	1,587,090
Puerto Rico Municipal Finance Agency, GO, Series A (AGM), 5.00%, 8/01/21	1,250	1,290,137
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,250	3,456,862

		14,045,992

Transportation — 0.8%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series D, 5.38%, 7/01/12 (b)	1,000	1,091,200
Series N (AGC), 5.25%, 7/01/34	1,000	1,056,430

		2,147,630

Utilities — 1.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,048,200
Puerto Rico Electric Power Authority, RB:
Series WW, 5.50%, 7/01/38	2,000	2,049,740
Series XX, 5.25%, 7/01/40	2,000	2,018,620

		5,116,560

Total Municipal Bonds in Puerto Rico		25,227,488

See Notes to Financial Statements.

22	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

U.S. Virgin Islands — 0.8%

Corporate — 0.8%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	$1,400	$1,420,818
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	755,497

Total Municipal Bonds in the U.S. Virgin Islands		2,176,315

Total Long-Term Investments (Cost — $265,916,082) — 98.5%		270,140,539

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 0.04% (j)(k)	796,049	796,049

Total Short-Term Securities (Cost — $796,049) — 0.3%		796,049

Total Investments (Cost — $266,712,131*) — 98.8%		270,936,588
Other Assets Less Liabilities — 1.2%		3,379,726

Net Assets — 100.0%		$274,316,314

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$265,951,277

Gross unrealized appreciation	$12,379,806
Gross unrealized depreciation	(7,394,495)

Net unrealized appreciation	$4,985,311

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Security is collateralized by Municipal or US Treasury obligations.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

CMA New Jersey Municipal Money Fund	1,816,570	(1,020,521)	796,049	$1,651

(k)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$270,140,539	—	$270,140,539
Short-Term Securities	$796,049	—	—	796,049

Total	$796,049	$270,140,539	—	$270,936,588

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	23

Schedule of Investments May 31, 2010	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 77.0%

Corporate — 4.8%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$993,340
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,683,665
Northumberland County IDA, Refunding RB, Aqua Pennsylvania, Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	2,500	2,488,450
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania, Inc. Project, 5.00%, 10/01/39	3,000	3,113,190
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	9,400	10,739,406
Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	300	296,241
Washington County IDA Pennsylvania, Refunding RB, West Pennsylvania, Mitchell, Series G (AMBAC), 6.05%, 4/01/14	2,500	2,503,500

		25,817,792

County/City/Special District/School District — 17.0%
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,072,553
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,088,640
Delaware Valley Regional Financial Authority, RB:
5.75%, 7/01/32	21,000	24,294,690
Series A (AMBAC), 5.50%, 8/01/28	16,500	17,930,880
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	7,500	8,277,825
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	398,960
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	8,600	9,277,852
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,568,807
West Chester Area School District Pennsylvania, GO, Series A (AGM):
5.00%, 5/15/18	4,915	5,516,449
5.00%, 5/15/22	7,550	8,239,240

		91,665,896

Education — 12.7%
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	984,810
Delaware County Authority Pennsylvania, RB:
Haverford College, 5.75%, 11/15/25	6,795	7,007,072
Villanova University, 5.25%, 12/01/31	600	644,100
Delaware County Authority, RB, Haverford College:
5.00%, 11/15/35	6,070	6,451,803
5.00%, 11/15/40	3,700	3,911,122
Lancaster Higher Education Authority, RB, Franklin & Marshall College Project, 5.00%, 4/15/37	2,930	2,985,260
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	4,000	4,102,080
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,494,601
Thomas Jefferson University, 5.00%, 3/01/40	11,230	11,570,269
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of the Sciences, Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,202,000

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Education (concluded)
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	$5,045	$5,442,697
5.00%, 8/15/29	2,000	2,149,360
Philadelphia Authority for Industrial Development, RB, Amern College of Physicians:
5.50%, 6/15/20	6,370	6,378,153
5.50%, 6/15/25	8,315	8,322,567

		68,645,894

Health — 17.5%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	7,730,032
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,919,083
5.38%, 11/15/40	5,620	4,440,531
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	2,515	2,793,863
Residential Resource, Inc. Project, 5.13%, 9/01/31	905	829,795
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,525,300
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 5.90%, 1/01/27	770	708,808
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	3,042,330
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,295,850
Delaware County Authority Pennsylvania, Refunding RB, Crozer Keystone Obligation Group, Series A, 5.00%, 12/15/31	5,900	4,840,065
Fulton County IDA, RB, Fulton County Medical Center Project, 5.90%, 7/01/40	500	435,780
Lancaster County Hospital Authority, RB:
Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,713,670
Health Center, Masonic Homes Project, 5.00%, 11/01/26	600	602,364
Health Center, Masonic Homes Project, 5.00%, 11/01/31	1,885	1,872,672
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	862,120
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	3,080	3,127,740
Mifflin County Hospital Authority, Refunding RB (Radian)(a):
6.20%, 1/01/11	1,000	1,044,340
6.40%, 1/01/11	2,550	2,666,076
Monroe County Hospital Authority Pennsylvania, Refunding RB, Hospital, Pocono Medical Center, 5.13%, 1/01/37	4,140	3,940,825
Montgomery County Higher Education & Health Authority, Refunding RB, Series A:
Abington Memorial Hospital, 5.13%, 6/01/33	4,860	4,837,207
Health Care, Holy Redeemer Health (AMBAC), 5.25%, 10/01/27	8,900	7,921,801
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community:
Series A, 4.50%, 11/15/36	5,290	4,298,019
Series A-1, 6.25%, 11/15/29	480	510,643
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	988,820

See Notes to Financial Statements.

24	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Health (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (b)	$3,000	$3,701,100
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	325,091
South Fork Municipal Authority, Refunding RB, Series B:
Conemaugh Valley Memorial (AGC), 5.38%, 7/01/35	3,900	3,965,130
Good Samaritan Medical Center Project (NPFGC), 5.38%, 7/01/16	3,270	3,276,180
Southcentral General Authority Pennsylvania, Refunding RB:
Wellspan Health, 5.63%, 5/15/26 (b)	315	333,639
Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	3,750	4,113,412

		94,662,286

Housing — 5.3%
Pennsylvania HFA, RB:
Series 94A, AMT, 5.10%, 10/01/31	3,000	3,017,910
Series 103C, 5.40%, 10/01/33	4,250	4,440,697
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 63A, 5.65%, 4/01/30 (c)	12,835	4,373,398
S/F Mortgage, Series 66A, 5.65%, 4/01/29	350	351,376
S/F, Series 73A, 5.45%, 10/01/32	2,000	2,011,400
Series 96A, 4.70%, 10/01/37	6,465	6,078,199
Series 99A, 5.25%, 10/01/32	4,800	4,864,176
Series 99A, 5.15%, 4/01/38	2,200	2,269,344
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	480,255
Saligman House Project, Series C, (HUD), 6.10%, 7/01/33	500	480,255

		28,367,010

State — 9.2%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,589,427
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,026,968
First Series, 5.00%, 3/15/29	3,900	4,237,857
First Series A, 5.00%, 2/15/19	10,000	11,707,100
Second Series A, 5.00%, 8/01/24	6,000	6,605,580
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/16	7,695	8,232,188
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,177,398
School District of Philadelphia Project, Series B, (AGM), 5.00%, 6/01/24	9,000	9,343,980

		49,920,498

Transportation — 8.0%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM):
5.00%, 6/15/32	9,500	9,264,305
5.00%, 6/15/37	14,000	13,575,660
Delaware River Port Authority, RB, Port District Project, Series B (AGM), 5.70%, 1/01/22	8,930	8,943,216
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series E, 6.38%, 12/01/38 (d)	4,050	2,758,334
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,698,128
Sub-Series B, 5.25%, 6/01/39	6,400	6,689,536

		42,929,179

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)

Utilities — 2.5%
City of Philadelphia Pennsylvania, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (b)	$1,545	$1,913,652
Series A, 5.25%, 1/01/36	1,450	1,499,561
Delaware County IDA Pennsylvania, RB, Water Facilities, AMT (NPFGC), 6.00%, 6/01/29	3,400	3,403,060
Montgomery County IDA Pennsylvania, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.25%, 7/01/42	3,900	3,951,090
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	2,500	2,630,550

		13,397,913

Total Municipal Bonds in Pennsylvania		415,406,468

Guam — 0.5%

Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,491,613

Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	1,023,220

Total Municipal Bonds in Guam		2,514,833

Multi-State (e)(f) — 2.6%

Diversified Financial Services — 0.7%
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (g)	3,842	3,562,686

Media — 1.9%
Centerline Equity Issuer Trust, 7.60%, 12/15/50	10,000	10,208,900

Total Municipal Bonds in Multi-State		13,771,586

Puerto Rico — 8.1%

Corporate — 0.1%
Puerto Rico Ports Authority, RB, Special Facilities, American Airlines, Series A, AMT, 6.25%, 6/01/26	750	590,647

County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.71%, 8/01/41 (c)	10,000	1,572,400

State — 5.8%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,425	1,483,696
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,243,060
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/41	2,250	2,174,175
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series D, 5.38%, 7/01/33	2,940	2,958,022
Series N, 5.25%, 7/01/17	2,375	2,555,880
Series N, 5.50%, 7/01/27	2,150	2,223,788
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	16,842,000

		31,480,621

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	25

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	$1,060	$1,035,122

Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	678,486

Utilities — 1.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,773,520
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,560,671

		8,334,191

Total Municipal Bonds in Puerto Rico		43,691,467

U.S. Virgin Islands — 0.5%

Corporate — 0.3%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	1,014,870
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	505,005

		1,519,875

State — 0.0%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	300	298,608

Utilities — 0.2%
Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	1,002,320

Total Municipal Bonds in the U.S. Virgin Islands		2,820,803

Total Municipal Bonds — 88.7%		478,205,157

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Pennsylvania — 13.4%

Education — 5.1%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,755,953
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,601,600
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,854,695

		27,212,248

Health — 2.6%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	7,460	7,685,143
5.25%, 6/01/39	6,000	6,199,980

		13,885,123

Housing — 1.4%
Pennsylvania HFA, Refunding RB, Series 105C, 5.00%, 10/01/39	7,500	7,660,800

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Pennsylvania (concluded)

State — 4.3%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	$10,797	$11,791,361
Pennsylvania Turnpike Commission, RB, Series C of 2003, Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	11,000	11,448,360

		23,239,721

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.4%		71,997,892

Total Long-Term Investments (Cost — $533,723,300) — 102.1%		550,203,049

Short-Term Securities	Shares

CMA Pennsylvania Municipal Money Fund, 0.00% (i)(j)	22,887,186	22,887,186

Total Short-Term Securities (Cost — $22,887,186) — 4.2%		22,887,186

Total Investments (Cost — $556,610,486*) — 106.3%		573,090,235
Other Assets Less Liabilities — 0.6%		2,973,862
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (6.9)%		(36,980,614)

Net Assets — 100.0%		$539,083,483

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$519,378,399

Gross unrealized appreciation	$21,705,758
Gross unrealized depreciation	(4,949,021)

Net unrealized appreciation	$16,756,737

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Variable rate security. Rate shown is as of report date.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

26	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

(i)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

CMA Pennsylvania Municipal Money Fund	17,522,362	5,364,824	22,887,186	$3,460

(j)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$550,203,049	—	$550,203,049
Short-Term Securities	$22,887,186	—	—	22,887,186

Total	$22,887,186	$550,203,049	—	$573,090,235

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	27

Schedule of Investments May 31, 2010	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$818,633

Arizona — 4.8%
Arizona Health Facilities Authority, RB, Banner Health, Series A, 5.00%, 1/01/20	2,000	2,084,200
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,838,875
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,531,530
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,191,860
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,532,805
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,022,380
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,007,250

		12,208,900

California — 9.0%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	715	705,412
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	2,000	1,982,000
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.31%, 6/01/21 (b)	5,225	4,507,451
California HFA, RB, AMT, Home Mortgage:
Series E, 4.70%, 8/01/24	1,200	1,070,952
Series I, 4.60%, 8/01/21	2,500	2,298,125
Series K, 4.55%, 8/01/21	3,000	2,739,570
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	2,500	2,282,975
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (FGIC), 4.75%, 12/01/23	1,000	973,930
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,037,230
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,482,310
State of California, GO, Various Purpose, 5.25%, 10/01/21	750	808,665

		22,888,620

Colorado — 1.4%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	3,170	3,484,527

Florida — 4.5%
Broward County School Board Florida, COP, Series C (AGM), 5.25%, 7/01/17	3,410	3,730,472
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,265,960
Miami-Dade County IDA, RB, Waste Management Inc. Project, Series 1, Mandatory Put Bonds, AMT, 7.00%, 12/01/18	1,300	1,320,943
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment:
5.13%, 11/01/13	885	770,215
Series B, 5.00%, 11/01/10	280	268,772
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10	160	139,168
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	3,130	2,881,979

		11,377,509

Municipal Bonds	Par (000)	Value

Georgia — 1.9%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	$1,000	$1,070,420
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,050,294
State of Georgia, GO, Series G, 5.00%, 12/01/17	2,250	2,666,722

		4,787,436

Guam — 0.5%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	591,648
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	668,932

		1,260,580

Idaho — 2.2%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,737,450

Illinois — 3.6%
City of Chicago Illinois, Refunding ARB, General, 3rd Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,412,100
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	675	674,960
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	2,490	2,384,299
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	595	597,618

		9,068,977

Indiana — 0.8%
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,094,460

Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	528,445
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,035,230
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,675	1,638,435
Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,022,470

		4,224,580

Kentucky — 2.6%
Kenton County Airport Board Kentucky, Refunding RB, Cincinnati/Northern Kentucky, Series A, AMT (NPFGC), 5.63%, 3/01/15	2,000	2,073,060
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,304,034
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,212,180

		6,589,274

Louisiana — 0.5%
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	250	283,900
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,074,850

		1,358,750

Maryland — 1.5%
County of Anne Arundel Maryland, GO, Refunding, Consolidated General Improvement, 5.00%, 3/01/15	1,455	1,683,711
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	253,223
State of Maryland, GO, State & Local Facilities Loan, First Series, 5.00%, 3/01/15	1,745	2,021,042

		3,957,976

See Notes to Financial Statements.

28	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 2.5%
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	$2,500	$2,428,650
5.50%, 1/01/15	4,000	3,850,760

		6,279,410

Michigan — 4.7%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,316,850
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,009,740
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,597,322
McLaren Health Care, 5.25%, 5/15/16	1,000	1,076,050
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,102,360

		12,102,322

Minnesota — 0.5%
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	1,225	1,192,574

Mississippi — 0.7%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	1,000	1,002,540
Mississippi Hospital Equipment & Facilities Authority, Refunding RB, Baptist Memorial Healthcare, Series B2, 4.50%, 9/01/23	870	885,782

		1,888,322

Missouri — 1.1%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	2,850	2,775,872

Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,163,070

Nebraska — 3.4%
Douglas County School District No. 17 Nebraska, GO, Refunding, 3.00%, 6/15/23	4,230	3,980,642
Omaha Convention Hotel Corp., Refunding RB, Convention Center Project, First Tier (AMBAC), 5.00%, 2/01/19	1,110	1,194,260
Omaha Public Facilities Corp., RB, Baseball Stadium Project:
3.50%, 6/01/23	2,135	2,085,169
3.50%, 6/01/24	1,430	1,374,988

		8,635,059

Nevada — 0.7%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,776,041

New Jersey — 5.1%
New Jersey EDA, Refunding RB, School Facilities Construction:
Series AA, 4.25%, 12/15/24	1,000	995,690
Series W, 5.00%, 9/01/15	2,500	2,793,000
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,271,200
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,079,080
4.75%, 12/01/21	600	630,648

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC) (c):
5.61%, 12/15/24	$3,850	$1,804,148
5.20%, 12/15/25	480	212,222
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,533,020
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	800	820,104

		13,139,112

New York — 16.1%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,116,940
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,315,840
Sub-Series I-1, 5.13%, 4/01/25	845	924,388
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	414,465
Metropolitan Transportation Authority, RB, Series A:
(NPFGC), 5.00%, 11/15/24	1,000	1,067,600
Transportation, 5.00%, 11/15/25	500	529,390
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	2,000	2,047,880
Series B, 5.25%, 11/15/25	1,500	1,657,695
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	500	501,830
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	940,004
New York State Dormitory Authority, RB:
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	516,325
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	583,352
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,035,158
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23 (d)	1,750	1,696,905
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,036,380
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,218,204
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,026,880
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	1,000	1,016,490
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/30	2,000	2,079,100
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,613,310
Port Authority of New York & New Jersey, RB, AMT:
Consolidated, 155th Series (AGM), 5.50%, 7/15/18	3,000	3,291,900
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 6.25%, 12/01/13	2,000	2,118,400
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,068,660
St. Lawrence County Industrial Development Agency New York, RB, St. Lawrence University, Series A, 5.00%, 10/01/16	3,500	3,933,615
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,212,600
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,010,080
Yonkers Economic Development Corp., Refunding RB, Riverview II (FHLMC), 4.50%, 5/01/25	3,000	3,002,280

		40,975,671

North Carolina — 0.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	497,615

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	29

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 2.3%
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	$1,000	$1,070,780
State of Ohio, GO, Series L:
Highway Capital Improvements, Buckeye Savers Program, 5.00%, 5/01/16	2,340	2,718,589
Natural Resources, 5.00%, 10/01/14	1,835	2,106,029

		5,895,398

Oregon — 2.5%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/16 (e)	5,000	5,845,800
Oregon State Facilities Authority, RB, Willamette University Project, Series A, 4.00%, 10/01/24	425	421,774

		6,267,574

Pennsylvania — 1.5%
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,219,635
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,706,091

		3,925,726

Puerto Rico — 4.3%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement:
Series A (NPFGC), 5.50%, 7/01/21	3,100	3,351,348
Series A-4 (AGM), 5.25%, 7/01/30	725	754,863
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,576,695
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,346,997
Puerto Rico Electric Power Authority, RB, Series CCC, 4.25%, 7/01/23	640	626,138
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,234,960

		10,891,001

Rhode Island — 1.2%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	500	522,915
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, RB, AMT:
Series 55-B, 4.55%, 10/01/22	500	497,730
Series 57-B, 5.15%, 4/01/22	1,000	1,011,420
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	970	966,712

		2,998,777

South Carolina — 1.6%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,165,326

Tennessee — 1.9%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,517,671
5.00%, 10/01/22	1,620	1,683,002
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	930,344
5.25%, 11/01/27	750	775,320

		4,906,337

Texas — 5.1%
City of Houston Texas, RB, Subordinate Lien, Series A, AMT (AGM), 5.88%, 7/01/15	3,500	3,512,775
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,255,652

Municipal Bonds	Par (000)	Value

Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.75%, 11/01/14	$5,000	$5,271,300
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,011,150

		13,050,877

Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A (AMBAC), 6.00%, 12/01/23	775	783,076

Virginia — 1.9%
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,673,969
Virginia Public School Authority, Refunding RB, School Financing, Series C, 3.50%, 8/01/25	500	489,475
White Oak Village Shops Community Development Authority, Special Assessment Bonds, Special Assessment, 5.30%, 3/01/17	2,802	2,803,345

		4,966,789

Washington — 2.1%
Kitsap County School District No. 400 North Kitsap Washington, GO, Refunding (AGM), 5.13%, 12/01/16	4,650	5,276,541

West Virginia — 1.2%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,037,850
5.50%, 9/01/25	2,000	2,044,460

		3,082,310

Wisconsin — 0.4%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	1,000	1,003,610

Total Municipal Bonds — 97.1%		247,496,082

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

New York — 0.4%
City of New York New York, GO, Sub-Series B-1, 5.25%, 9/01/22	1,000	1,120,170

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.4%		1,120,170

Investment Companies	Shares

BlackRock Insured Municipal Term Trust, Inc. (g)	99,700	999,991

Total Investment Companies — 0.4%		999,991

Total Long-Term Investments (Cost — $242,262,849) — 97.9%		249,616,243

Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.25% (g)(h)	4,191,720	4,191,720

Total Short-Term Securities (Cost — $4,191,720) — 1.6%		4,191,720

Total Investments (Cost — $246,454,569*) — 99.5%		253,807,963
Other Assets Less Liabilities — 0.7%		1,682,750
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (0.2)%		(500,300)

Net Assets — 100.0%		$254,990,413

See Notes to Financial Statements.

30	ANNUAL REPORT	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$245,859,430

Gross unrealized appreciation	$9,137,695
Gross unrealized depreciation	(1,689,162)

Net unrealized appreciation	$7,448,533

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Goldman Sachs	$1,696,905	$(1,785)

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2009	Shares Purchased	Shares Sold		Shares Held at May 31, 2010	Value at May 31, 2010	Realized Gain (Loss)	Income

BlackRock Insured Municipal 2008 Term Trust	—	—	—		—	—	—	$1,292
BlackRock Insured Municipal Term Trust, Inc.	99,700	—	—		99,700	$999,991	—	$40,413
FFI Institutional Tax-Exempt Fund	7,921,253	—	3,729,533	*	4,191,720	$4,191,720	—	$12,439

* Represents net shares sold.

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$999,991	$248,616,252	—	$249,616,243
Short-Term Securities	4,191,720	—	—	4,191,720

Total	$5,191,711	$248,616,252	—	$253,807,963

[1]	See above Schedule of Investments for values in the state or political subdivision excluding Level 1, Investment Companies, within the table.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	31

Statements of Assets and Liabilities

May 31, 2010	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Assets

Investments at value — unaffiliated[1]	$416,827,333	$270,140,539	$550,203,049	$248,616,252
Investments at value — affiliated[2]	8,876,733	796,049	22,887,186	5,191,711
Interest receivable	5,311,120	4,365,391	8,364,183	3,103,309
Capital shares sold receivable	578,654	269,080	980,884	1,384,797
Investments sold receivable	—	10,000	392,472	—
Dividends receivable — affiliated	—	—	—	1,496
Prepaid expenses	25,928	17,758	19,766	27,110

Total assets	431,619,768	275,598,817	582,847,540	258,324,675

Accrued Liabilities

Investments purchased payable	—	—	3,918,750	1,698,690
Income dividends payable	1,187,284	852,664	1,737,598	617,470
Capital shares redeemed payable	441,990	167,401	659,343	307,029
Investment advisory fees payable	172,477	117,131	217,904	106,081
Service and distribution fees payable	73,837	38,822	32,409	39,383
Interest expense and fees payable	28,133	—	25,515	300
Other affiliates payable	5,998	4,730	6,095	3,207
Officer’s and Trustees’ fees payable	175	532	418	520
Other accrued expenses payable	86,351	101,223	210,926	61,582

Total accrued liabilities	1,996,245	1,282,503	6,808,958	2,834,262

Other Liabilities

Trust certificates[3]	56,333,523	—	36,955,099	500,000

Total liabilities	58,329,768	1,282,503	43,764,057	3,334,262

Net Assets	$373,290,000	$274,316,314	$539,083,483	$254,990,413

Net Assets Consist of

Paid-in capital	$359,037,704	$273,658,179	$549,176,050	$249,486,088
Undistributed net investment income	716,384	1,345,779	908,923	93,269
Accumulated net realized loss	(4,809,505)	(4,912,101)	(27,481,239)	(1,942,338)
Net unrealized appreciation/depreciation	18,345,417	4,224,457	16,479,749	7,353,394

Net Assets	$373,290,000	$274,316,314	$539,083,483	$254,990,413

[1] Investments at cost — unaffiliated	$398,481,916	$265,916,082	$533,723,300	$241,197,760

[2] Investments at cost — affiliated	$8,876,733	$796,049	$22,887,186	$5,256,809

[3] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

32	ANNUAL REPORT	MAY 31, 2010

Statements of Assets and Liabilities (concluded)

May 31, 2010	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Net Asset Value

Institutional:
Net assets	$59,097,123	$158,243,523	$445,217,348	$129,810,658

Shares outstanding, unlimited number of shares authorized, $0.10 par value	5,119,826	15,142,451	40,735,227	12,358,347

Net asset value	$11.54	$10.45	$10.93	$10.50

Service:
Net assets	—	$10,520,535	$1,302,242	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	1,006,860	119,120	—

Net asset value	—	$10.45	$10.93	—

Investor A:
Net assets	$48,331,274	$27,210,449	$35,515,314	$42,294,213

Shares outstanding, unlimited number of shares authorized, $0.10 par value	4,190,724	2,601,445	3,246,126	4,029,060

Net asset value	$11.53	$10.46	$10.94	$10.50

Investor A1:
Net assets	$187,783,571	$36,704,496	$22,891,847	$48,371,568

Shares outstanding, unlimited number of shares authorized, $0.10 par value	16,268,819	3,508,262	2,092,074	4,607,031

Net asset value	$11.54	$10.46	$10.94	$10.50

Investor B:
Net assets	$19,988,958	$2,028,484	$671,284	$3,508,016

Shares outstanding, unlimited number of shares authorized, $0.10 par value	1,730,729	194,112	61,419	333,974

Net asset value	$11.55	$10.45	$10.93	$10.50

Investor B1:
Net assets	—	$5,865,418	$5,397,246	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	561,193	493,861	—

Net asset value	—	$10.45	$10.93	—

Investor C:
Net assets	$29,582,598	$18,801,536	$17,283,198	$31,005,958

Shares outstanding, unlimited number of shares authorized, $0.10 par value	2,562,793	1,799,790	1,580,058	2,952,658

Net asset value	$11.54	$10.45	$10.94	$10.50

Investor C1:
Net assets	$28,506,476	$14,941,873	$10,805,004	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	2,469,412	1,429,974	988,637	—

Net asset value	$11.54	$10.45	$10.93	—

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	33

Statements of Operations

Year Ended May 31, 2010	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Interest Income

Interest	$18,904,664	$14,470,872	$27,927,831	$9,368,921
Income — affiliated	3,239	1,651	3,460	54,144

Total income	18,907,903	14,472,523	27,931,291	9,423,065

Expenses

Investment advisory	1,912,647	1,491,775	2,893,693	1,150,196
Service — Service	—	26,222	3,474	—
Service — Investor A	94,465	61,554	84,335	70,690
Service — Investor A1	188,321	36,128	23,014	48,942
Service and distribution — Investor B	110,287	30,885	9,615	11,175
Service and distribution — Investor B1	—	33,145	29,084	—
Service and distribution — Investor C	227,200	172,223	152,425	222,036
Service and distribution — Investor C1	174,374	89,324	66,939	—
Transfer agent — Institutional	25,246	211,122	762,518	47,184
Transfer agent — Service	—	10,509	1,865	—
Transfer agent — Investor A	14,593	9,642	15,705	9,111
Transfer agent — Investor A1	65,965	18,843	13,287	21,544
Transfer agent — Investor B	12,757	2,481	1,270	2,722
Transfer agent — Investor B1	—	4,390	3,708	—
Transfer agent — Investor C	8,775	7,568	8,624	9,022
Transfer agent — Investor C1	10,424	5,146	4,983	—
Accounting services	155,983	138,942	202,608	111,134
Registration	87,307	23,478	26,841	89,024
Professional	62,519	62,046	69,646	53,167
Printing	46,873	40,166	80,708	46,980
Custodian	31,691	17,311	25,839	14,303
Officer and Trustees	24,214	21,944	28,108	21,112
Miscellaneous	50,543	50,657	54,735	43,742

Total expenses excluding interest expense and fees	3,304,184	2,565,501	4,563,024	1,972,084
Interest expense and fees[1]	176,137	3,706	206,439	2,329

Total expenses	3,480,321	2,569,207	4,769,463	1,974,413
Less fees waived by advisor	(18,926)	(80,781)	(54,552)	(110,644)
Less transfer agent fees waived and/or reimbursed — class specific	—	(113,882)	(478,950)	—

Total expenses after fees waived	3,461,395	2,374,544	4,235,961	1,863,769

Net investment income	15,446,508	12,097,979	23,695,330	7,559,296

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(132,743)	719,262	(1,503,623)	650,779
Financial futures contracts	114,700	(4,825)	331,430	12,943

	(18,043)	714,437	(1,172,193)	663,722

Net change in unrealized appreciation/depreciation on investments	16,005,428	14,937,630	30,336,769	10,149,261

Total realized and unrealized gain	15,987,385	15,652,067	29,164,576	10,812,983

Net Increase in Net Assets Resulting from Operations	$31,433,893	$27,750,046	$52,859,906	$18,372,279

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

34	ANNUAL REPORT	MAY 31, 2010

Statements of Changes in Net Assets	BlackRock California Municipal Bond Fund

	Year Ended May 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$15,446,508	$14,073,005
Net realized loss	(18,043)	(3,675,903)
Net change in unrealized appreciation/depreciation	16,005,428	(4,288,799)

Net increase in net assets resulting from operations	31,433,893	6,108,303

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(2,245,520)	(1,763,152)
Investor A	(1,686,626)	(1,014,234)
Investor A1	(8,680,089)	(8,598,674)
Investor B	(922,417)	(1,174,253)
Investor C	(843,851)	(370,211)
Investor C1	(1,192,892)	(1,211,562)
Net realized gain:
Institutional	—	(1,362)
Investor A	—	(974)
Investor A1	—	(7,055)
Investor B	—	(1,053)
Investor C	—	(360)
Investor C1	—	(1,109)

Decrease in net assets resulting from dividends and distributions to shareholders	(15,571,395)	(14,143,999)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	33,424,660	(36,765,122)

Net Assets

Total increase (decrease) in net assets	49,287,158	(44,800,818)
Beginning of year	324,002,842	368,803,660

End of year	$373,290,000	$324,002,842

Undistributed net investment income	$716,384	$854,398

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	35

Statements of Changes in Net Assets	BlackRock New Jersey Municipal Bond Fund

	Year Ended May 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$12,097,979	$12,564,174
Net realized gain (loss)	714,437	(895,838)
Net change in unrealized appreciation/depreciation	14,937,630	(13,693,130)

Net increase (decrease) in net assets resulting from operations	27,750,046	(2,024,794)

Dividends to Shareholders From

Net investment income:
Institutional	(7,054,802)	(7,613,439)
Service	(457,068)	(464,736)
Investor A	(1,070,533)	(927,077)
Investor A1	(1,628,872)	(1,681,404)
Investor B	(112,041)	(200,904)
Investor B1	(272,534)	(414,898)
Investor C	(616,792)	(466,317)
Investor C1	(595,457)	(626,233)

Decrease in net assets resulting from dividends to shareholders	(11,808,099)	(12,395,008)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(7,248,030)	(16,699,522)

Net Assets

Total increase (decrease) in net assets	8,693,917	(31,119,324)
Beginning of year	265,622,397	296,741,721

End of year	$274,316,314	$265,622,397

Undistributed net investment income	$1,345,779	$1,088,300

See Notes to Financial Statements.

36	ANNUAL REPORT	MAY 31, 2010

Statements of Changes in Net Assets	BlackRock Pennsylvania Municipal Bond Fund

	Year Ended May 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$23,695,330	$24,351,120
Net realized loss	(1,172,193)	(9,616,399)
Net change in unrealized appreciation/depreciation	30,336,769	(18,624,974)

Net increase (decrease) in net assets resulting from operations	52,859,906	(3,890,253)

Dividends to Shareholders From

Net investment income:
Institutional	(19,832,720)	(20,633,828)
Service	(60,789)	(89,740)
Investor A	(1,471,642)	(1,279,371)
Investor A1	(1,041,535)	(1,091,566)
Investor B	(34,859)	(79,799)
Investor B1	(239,381)	(333,596)
Investor C	(544,260)	(318,336)
Investor C1	(446,532)	(482,134)

Decrease in net assets resulting from dividends to shareholders	(23,671,718)	(24,308,370)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	7,105,341	(44,027,142)

Net Assets

Total increase (decrease) in net assets	36,293,529	(72,225,765)
Beginning of year	502,789,954	575,015,719

End of year	$539,083,483	$502,789,954

Undistributed net investment income	$908,923	$913,559

BlackRock Intermediate Municipal Fund

	Year Ended May 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$7,559,296	$6,257,381
Net realized gain (loss)	663,722	(1,801,076)
Net change in unrealized appreciation/depreciation	10,149,261	(2,141,949)

Net increase in net assets resulting from operations	18,372,279	2,314,356

Dividends to Shareholders From

Net investment income:
Institutional	(3,998,674)	(3,645,259)
Investor A	(996,400)	(259,472)
Investor A1	(1,802,623)	(1,913,803)
Investor B	(128,375)	(180,671)
Investor C	(614,965)	(242,709)

Decrease in net assets resulting from dividends to shareholders	(7,541,037)	(6,241,914)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	74,268,750	(13,233,819)

Net Assets

Total increase (decrease) in net assets	85,099,992	(17,161,377)
Beginning of year	169,890,421	187,051,798

End of year	$254,990,413	$169,890,421

Undistributed net investment income	$93,269	$76,461

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	37

Financial Highlights	BlackRock California Municipal Bond Fund

	Institutional

	Year Ended May 31,		Period September 1, 2007 to May 31, 2008
				Year Ended August 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.02	$11.22	$11.26	$11.52	$11.70	$11.72

Net investment income[1]	0.53	0.47	0.36	0.48	0.51	0.54
Net realized and unrealized gain (loss)	0.52	(0.20)	(0.05)	(0.25)	(0.18)	(0.02)

Net increase from investment operations	1.05	0.27	0.31	0.23	0.33	0.52

Dividends and distributions from:
Net investment income	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)	(0.54)
Net realized gain	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)	(0.54)

Net asset value, end of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70

Total Investment Return[3]

Based on net asset value	9.72%	2.63%	2.84%[4]	1.99%	2.93%	4.50%

Ratios to Average Net Assets[5]

Total expenses	0.79%	0.82%	0.87%[6]	0.93%	0.92%	0.79%

Total expenses after fees waived	0.78%	0.81%	0.87%[6]	0.93%	0.91%	0.78%

Total expenses after fees waived and excluding interest expense and fees	0.73%	0.74%	0.74%[6]	0.71%	0.68%	0.68%

Net investment income	4.67%	4.36%	4.22%[6]	4.11%	4.45%	4.60%

Supplemental Data

Net assets, end of period (000)	$59,097	$39,135	$44,782	$46,481	$42,053	$36,105

Portfolio turnover	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

38	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A

			Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007
	Year Ended May 31,

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$11.01	$11.21	$11.25	$11.55

Net investment income[2]	0.50	0.45	0.33	0.37
Net realized and unrealized gain (loss)	0.53	(0.21)	(0.04)	(0.25)

Net increase from investment operations	1.03	0.24	0.29	0.12

Dividends and distributions from:
Net investment income	(0.51)	(0.44)	(0.33)	(0.42)
Net realized gain	—	(0.00)[3]	—	(0.00)[3]

Total dividends and distributions	(0.51)	(0.44)	(0.33)	(0.42)

Net asset value, end of period	$11.53	$11.01	$11.21	$11.25

Total Investment Return[4]

Based on net asset value	9.47%	2.40%	2.65%[5]	1.05%[5]

Ratios to Average Net Assets[6]

Total expenses	1.02%	1.05%	1.13%[7]	1.19%[7]

Total expenses after fees waived	1.02%	1.04%	1.12%[7]	1.18%[7]

Total expenses after fees waived and excluding interest expense and fees	0.97%	0.97%	0.99%[7]	0.96%[7]

Net investment income	4.43%	4.17%	3.95%[7]	3.89%[7]

Supplemental Data

Net assets, end of period (000)	$48,331	$25,874	$20,306	$12,452

Portfolio turnover	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	39

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A1

	Year Ended May 31,		Period September 1, 2007 to May 31, 2008
				Year Ended August 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.02	$11.22	$11.26	$11.52	$11.70	$11.72

Net investment income[1]	0.52	0.46	0.35	0.47	0.50	0.53
Net realized and unrealized gain (loss)	0.52	(0.20)	(0.05)	(0.25)	(0.18)	(0.03)

Net increase from investment operations	1.04	0.26	0.30	0.22	0.32	0.50

Dividends and distributions from:
Net investment income	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)	(0.52)
Net realized gain	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)	(0.52)

Net asset value, end of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70

Total Investment Return[3]

Based on net asset value	9.63%	2.56%	2.78%[4]	1.90%	2.83%	4.40%

Ratios to Average Net Assets[5]

Total expenses	0.87%	0.89%	0.95%[6]	1.02%	1.02%	0.89%

Total expenses after fees waived	0.86%	0.88%	0.94%[6]	1.02%	1.01%	0.88%

Total expenses after fees waived and excluding interest expense and fees	0.81%	0.81%	0.82%[6]	0.80%	0.78%	0.78%

Net investment income	4.57%	4.30%	4.14%[6]	4.02%	4.35%	4.50%

Supplemental Data

Net assets, end of period (000)	$187,784	$190,693	$220,470	$239,346	$258,492	$264,482

Portfolio turnover	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

40	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor B

			Period September 1, 2007 to May 31, 2008
	Year Ended May 31,
				Year Ended August 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.03	$11.23	$11.26	$11.53	$11.70	$11.72

Net investment income[1]	0.47	0.42	0.31	0.42	0.46	0.48
Net realized and unrealized gain (loss)	0.53	(0.20)	(0.03)	(0.26)	(0.17)	(0.02)

Net increase from investment operations	1.00	0.22	0.28	0.16	0.29	0.46

Dividends and distributions from:
Net investment income	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)	(0.48)
Net realized gain	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)	(0.48)

Net asset value, end of period	$11.55	$11.03	$11.23	$11.26	$11.53	$11.70

Total Investment Return[3]

Based on net asset value	9.17%	2.13%	2.55%[4]	1.39%	2.50%	3.98%

Ratios to Average Net Assets[5]

Total expenses	1.29%	1.31%	1.36%[6]	1.43%	1.42%	1.29%

Total expenses after fees waived	1.28%	1.30%	1.36%[6]	1.43%	1.42%	1.29%

Total expenses after fees waived and excluding interest expense and fees	1.23%	1.23%	1.23%[6]	1.21%	1.18%	1.19%

Net investment income	4.14%	3.86%	3.73%[6]	3.61%	3.95%	4.10%

Supplemental Data

Net assets, end of period (000)	$19,989	$24,705	$37,540	$47,753	$69,647	$96,650

Portfolio turnover	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	41

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor C

			Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007
	Year Ended May 31,

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$11.02	$11.22	$11.26	$11.55

Net investment income[2]	0.42	0.36	0.27	0.30
Net realized and unrealized gain (loss)	0.52	(0.20)	(0.04)	(0.25)

Net increase from investment operations	0.94	0.16	0.23	0.05

Dividends and distributions from:
Net investment income	(0.42)	(0.36)	(0.27)	(0.34)
Net realized gain	—	(0.00)[3]	—	(0.00)[3]

Total dividends and distributions	(0.42)	(0.36)	(0.27)	(0.34)

Net asset value, end of period	$11.54	$11.02	$11.22	$11.26

Total Investment Return[4]

Based on net asset value	8.65%	1.64%	2.08%[5]	0.44%[5]

Ratios to Average Net Assets[6]

Total expenses	1.77%	1.80%	1.86%[7]	1.95%[7]

Total expenses after fees waived	1.77%	1.79%	1.85%[7]	1.94%[7]

Total expenses after fees waived and excluding interest expense and fees	1.72%	1.72%	1.72%[7]	1.72%[7]

Net investment income	3.68%	3.41%	3.22%[7]	3.13%[7]

Supplemental Data

Net assets, end of period (000)	$29,583	$13,588	$9,425	$5,448

Portfolio turnover	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

42	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (concluded)	BlackRock California Municipal Bond Fund

	Investor C1

			Period September 1, 2007 to May 31, 2008
	Year Ended May 31,			Year Ended August 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.02	$11.22	$11.26	$11.52	$11.70	$11.72

Net investment income[1]	0.46	0.41	0.31	0.41	0.44	0.47
Net realized and unrealized gain (loss)	0.53	(0.20)	(0.05)	(0.25)	(0.18)	(0.02)

Net increase from investment operations	0.99	0.21	0.26	0.16	0.26	0.45

Dividends and distributions from:
Net investment income	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)	(0.47)
Net realized gain	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)	(0.47)

Net asset value, end of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70

Total Investment Return[3]

Based on net asset value	9.09%	2.04%	2.39%[4]	1.39%	2.31%	3.88%

Ratios to Average Net Assets[5]

Total expenses	1.37%	1.40%	1.45%[6]	1.52%	1.52%	1.39%

Total expenses after fees waived	1.36%	1.38%	1.44%[6]	1.52%	1.52%	1.39%

Total expenses after fees waived and excluding interest expense and fees	1.31%	1.32%	1.31%[6]	1.30%	1.28%	1.29%

Net investment income	4.07%	3.79%	3.64%[6]	3.52%	3.85%	4.00%

Supplemental Data

Net assets, end of period (000)	$28,506	$30,007	$36,280	$39,223	$45,474	$45,700

Portfolio turnover	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	43

Financial Highlights	BlackRock New Jersey Municipal Bond Fund

	Institutional

			Period August 1, 2007 to May 31, 2008
	Year Ended May 31,			Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.85	$10.30	$10.58	$10.64	$10.73	$10.24

Net investment income[1]	0.47	0.46	0.39	0.51	0.45	0.48
Net realized and unrealized gain (loss)	0.58	(0.45)	(0.28)	(0.11)	(0.09)	0.48

Net increase from investment operations	1.05	0.01	0.11	0.40	0.36	0.96

Dividends and distributions from:
Net investment income	(0.45)	(0.46)	(0.39)	(0.46)	(0.45)	(0.47)
Net realized gain	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.45)	(0.46)	(0.39)	(0.46)	(0.45)	(0.47)

Net asset value, end of period	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73

Total Investment Return[3]

Based on net asset value	10.91%	0.27%	1.08%[4]	3.80%	3.46%	9.60%

Ratios to Average Net Assets[5]

Total expenses	0.82%	0.71%	0.86%[6]	1.04%	0.93%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.77%	0.70%	0.84%[6]	0.95%	0.93%	1.03%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.77%	0.69%	0.66%[6]	0.61%	0.81%	0.83%

Net investment income	4.57%	4.78%	4.50%[6]	4.60%	4.26%	4.54%

Supplemental Data

Net assets, end of period (000)	$158,244	$156,814	$179,560	$173,234	$33,316	$25,325

Portfolio turnover	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

44	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Service				Investor A

			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
	Year Ended May 31,				Year Ended May 31,

	2010	2009			2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$9.85	$10.30	$10.58	$10.84	$9.86	$10.31	$10.59	$10.85

Net investment income[2]	0.46	0.45	0.38	0.37	0.46	0.45	0.37	0.36
Net realized and unrealized gain (loss)	0.58	(0.46)	(0.28)	(0.26)	0.58	(0.46)	(0.27)	(0.25)

Net increase (decrease) from investment operations	1.04	(0.01)	0.10	0.11	1.04	(0.01)	0.10	0.11

Dividends from net investment income	(0.44)	(0.44)	(0.38)	(0.37)	(0.44)	(0.44)	(0.38)	(0.37)

Net asset value, end of period	$10.45	$9.85	$10.30	$10.58	$10.46	$9.86	$10.31	$10.59

Total Investment Return[3]

Based on net asset value	10.80%	0.10%	0.92%[4]	0.96%[4]	10.79%	0.11%	0.93%[4]	0.97%[4]

Ratios to Average Net Assets[5]

Total expenses	1.03%	1.03%	1.17%[6]	1.37%[6]	0.97%	1.01%	1.13%[6]	1.32%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.87%	0.87%	1.03%[6]	1.19%[6]	0.87%	0.87%	1.02%[6]	1.19%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87%	0.85%	0.85%[6]	0.85%[6]	0.87%	0.85%	0.84%[6]	0.85%[6]

Net investment income	4.47%	4.62%	4.32%[6]	4.36%[6]	4.46%	4.62%	4.32%[6]	4.37%[6]

Supplemental Data

Net assets, end of period (000)	$10,521	$10,178	$11,569	$12,849	$27,210	$21,227	$21,564	$15,693

Portfolio turnover	18%	17%	11%	15%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	45

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A1

			Period August 1, 2007 to May 31, 2008
	Year Ended May 31,			Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.86	$10.31	$10.59	$10.66	$10.73	$10.24

Net investment income[1]	0.47	0.46	0.39	0.48	0.44	0.47
Net realized and unrealized gain (loss)	0.59	(0.45)	(0.28)	(0.10)	(0.07)	0.48

Net increase from investment operations	1.06	0.01	0.11	0.38	0.37	0.95

Dividends and distributions from:
Net investment income	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)	(0.46)
Net realized gain	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)	(0.46)

Net asset value, end of period	$10.46	$9.86	$10.31	$10.59	$10.66	$10.73

Total Investment Return[3]

Based on net asset value	10.96%	0.26%	1.05%[4]	3.60%	3.55%	9.49%

Ratios to Average Net Assets[5]

Total expenses	0.83%	0.86%	1.01%[6]	1.19%	1.03%	1.14%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.72%	0.72%	0.88%[6]	1.08%	1.03%	1.13%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.72%	0.70%	0.70%[6]	0.74%	0.91%	0.93%

Net investment income	4.62%	4.77%	4.47%[6]	4.46%	4.16%	4.45%

Supplemental Data

Net assets, end of period (000)	$36,704	$36,008	$38,082	$39,546	$40,676	$34,618

Portfolio turnover	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

46	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B

			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
	Year Ended May 31,

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$9.85	$10.30	$10.58	$10.84

Net investment income[2]	0.38	0.37	0.31	0.31
Net realized and unrealized gain (loss)	0.59	(0.45)	(0.28)	(0.27)

Net increase (decrease) from investment operations	0.97	(0.08)	0.03	0.04

Dividends from net investment income	(0.37)	(0.37)	(0.31)	(0.30)

Net asset value, end of period	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]

Based on net asset value	9.96%	(0.64)%	0.31%[4]	0.34%[4]

Ratios to Average Net Assets[5]

Total expenses	1.76%	1.77%	1.89%[6]	2.09%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%	1.62%	1.75%[6]	1.94%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.63%	1.60%	1.57%[6]	1.60%[6]

Net investment income	3.73%	3.85%	3.59%[6]	3.61%[6]

Supplemental Data

Net assets, end of period (000)	$2,028	$4,159	$6,869	$8,622

Portfolio turnover	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	47

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B1

	Year Ended May 31,		Period August 1, 2007 to May 31, 2008
				Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.85	$10.30	$10.58	$10.65	$10.73	$10.24

Net investment income[1]	0.43	0.42	0.36	0.44	0.40	0.43
Net realized and unrealized gain (loss)	0.59	(0.45)	(0.29)	(0.10)	(0.09)	0.48

Net increase (decrease) from investment operations	1.02	(0.03)	0.07	0.34	0.31	0.91

Dividends and distributions from:
Net investment income	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)	(0.42)
Net realized gain	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)	(0.42)

Net asset value, end of period	$10.45	$9.85	$10.30	$10.58	$10.65	$10.73

Total Investment Return[3]

Based on net asset value	10.52%	(0.14)%	0.71%[4]	3.19%	3.03%	9.04%

Ratios to Average Net Assets[5]

Total expenses	1.25%	1.27%	1.41%[6]	1.60%	1.44%	1.55%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.13%	1.12%	1.28%[6]	1.48%	1.44%	1.55%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.13%	1.10%	1.10%[6]	1.14%	1.33%	1.34%

Net investment income	4.22%	4.36%	4.07%[6]	4.05%	3.75%	4.06%

Supplemental Data

Net assets, end of period (000)	$5,865	$7,447	$12,386	$15,723	$20,920	$26,893

Portfolio turnover	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

48	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor C

	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$9.84	$10.30	$10.57	$10.84

Net investment income[2]	0.38	0.37	0.31	0.30
Net realized and unrealized gain (loss)	0.60	(0.46)	(0.27)	(0.27)

Net increase (decrease) from investment operations	0.98	(0.09)	0.04	0.03

Dividends from net investment income	(0.37)	(0.37)	(0.31)	(0.30)

Net asset value, end of period	$10.45	$9.84	$10.30	$10.57

Total Investment Return[3]

Based on net asset value	10.07%	(0.74)%	0.40%[4]	0.25%[4]

Ratios to Average Net Assets[5]

Total expenses	1.73%	1.75%	1.89%[6]	2.09%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%	1.62%	1.76%[6]	1.94%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.64%	1.60%	1.58%[6]	1.60%[6]

Net investment income	3.69%	3.89%	3.57%[6]	3.63%[6]

Supplemental Data

Net assets, end of period (000)	$18,802	$14,969	$10,480	$7,253

Portfolio turnover	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	49

Financial Highlights (concluded)	BlackRock New Jersey Municipal Bond Fund

	Investor C1

	Year Ended May 31,		Period August 1, 2007 to May 31, 2008
				Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.85	$10.30	$10.58	$10.64	$10.73	$10.24

Net investment income[1]	0.42	0.41	0.35	0.43	0.39	0.41
Net realized and unrealized gain (loss)	0.59	(0.45)	(0.28)	(0.09)	(0.10)	0.49

Net increase (decrease) from investment operations	1.01	(0.04)	0.07	0.34	0.29	0.90

Dividends and distributions from:
Net investment income	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)	(0.41)
Net realized gain	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)	(0.41)

Net asset value, end of period	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73

Total Investment Return[3]

Based on net asset value	10.41%	(0.24)%	0.63%[4]	3.18%	2.83%	8.94%

Ratios to Average Net Assets[5]

Total expenses	1.32%	1.34%	1.49%[6]	1.68%	1.54%	1.65%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.23%	1.22%	1.37%[6]	1.58%	1.53%	1.64%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.23%	1.20%	1.20%[6]	1.24%	1.42%	1.44%

Net investment income	4.11%	4.27%	3.97%[6]	3.95%	3.65%	3.94%

Supplemental Data

Net assets, end of period (000)	$14,942	$14,821	$16,232	$18,648	$19,634	$16,040

Portfolio turnover	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

50	ANNUAL REPORT	MAY 31, 2010

Financial Highlights	BlackRock Pennsylvania Municipal Bond Fund

	Institutional

	Year Ended May 31,		Period August 1, 2007 to May 31, 2008
				Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.34	$10.79	$11.13	$11.18	$11.39	$11.12

Net investment income[1]	0.49	0.48	0.44	0.52	0.50	0.51
Net realized and unrealized gain (loss)	0.59	(0.44)	(0.31)	(0.08)	(0.21)	0.27

Net increase from investment operations	1.08	0.04	0.13	0.44	0.29	0.78

Dividends and distributions from:
Net investment income	(0.49)	(0.49)	(0.44)	(0.49)	(0.50)	(0.51)
Net realized gain	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.49)	(0.49)	(0.47)	(0.49)	(0.50)	(0.51)

Net asset value, end of period	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39

Total Investment Return[2]

Based on net asset value	10.61%	0.52%	1.18%[3]	4.01%	2.59%	7.17%

Ratios to Average Net Assets[4]

Total expenses	0.86%	0.68%	0.92%[5]	1.09%	1.23%	1.14%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.74%	0.66%	0.90%[5]	1.05%	1.22%	1.13%

Total expenses, after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.70%	0.63%	0.60%[5]	0.60%	0.88%	0.91%

Net investment income	4.55%	4.77%	4.84%[5]	4.51%	4.44%	4.55%

Supplemental Data

Net assets, end of period (000)	$445,217	$416,433	$484,861	$486,395	$11,410	$9,939

Portfolio turnover	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	51

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Service				Investor A

	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	2010	2009			2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.34	$10.80	$11.13	$11.35	$10.35	$10.81	$11.14	$11.36

Net investment income[2]	0.46	0.45	0.42	0.38	0.47	0.46	0.42	0.38
Net realized and unrealized gain (loss)	0.60	(0.45)	(0.30)	(0.21)	0.59	(0.46)	(0.30)	(0.21)

Net increase from investment operations	1.06	—	0.12	0.17	1.06	—	0.12	0.17

Dividends and distributions from:
Net investment income	(0.47)	(0.46)	(0.42)	(0.39)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	(0.03)	—	—	—	(0.03)	—

Total dividends and distributions	(0.47)	(0.46)	(0.45)	(0.39)	(0.47)	(0.46)	(0.45)	(0.39)

Net asset value, end of period	$10.93	$10.34	$10.80	$11.13	$10.94	$10.35	$10.81	$11.14

Total Investment Return[3]

Based on net asset value	10.41%	0.21%	1.09%[4]	1.48%[4]	10.40%	0.21%	1.07%[4]	1.49%[4]

Ratios to Average Net Assets[5]

Total expenses	1.07%	0.95%	1.17%[6]	1.37%[6]	0.98%	0.98%	1.21%[6]	1.39%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.92%	0.88%	1.12%[6]	1.29%[6]	0.93%	0.88%	1.14%[6]	1.28%[6]

Total expenses, after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.88%	0.85%	0.82%[6]	0.84%[6]	0.89%	0.85%	0.84%[6]	0.83%[6]

Net investment income	4.38%	4.56%	4.57%[6]	4.27%[6]	4.37%	4.56%	4.59%[6]	4.28%[6]

Supplemental Data

Net assets, end of period (000)	$1,302	$1,486	$2,435	$3,316	$35,515	$30,849	$28,827	$27,782

Portfolio turnover	26%	20%	44%	46%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

52	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A1

	Year Ended May 31,		Period August 1, 2007 to May 31, 2008
				Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.35	$10.81	$11.14	$11.20	$11.41	$11.13

Net investment income[1]	0.48	0.48	0.44	0.50	0.49	0.50
Net realized and unrealized gain (loss)	0.59	(0.46)	(0.31)	(0.07)	(0.26)	0.28

Net increase from investment operations	1.07	0.02	0.13	0.43	0.23	0.78

Dividends and distributions from:
Net investment income	(0.48)	(0.48)	(0.43)	(0.49)	(0.44)	(0.50)
Net realized gain	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.48)	(0.48)	(0.46)	(0.49)	(0.44)	(0.50)

Net asset value, end of period	$10.94	$10.35	$10.81	$11.14	$11.20	$11.41

Total Investment Return[2]

Based on net asset value	10.58%	0.36%	1.19%[3]	3.81%	2.49%	7.16%

Ratios to Average Net Assets[4]

Total expenses	0.84%	0.83%	1.08%[5]	1.28%	1.33%	1.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.77%	0.73%	0.99%[5]	1.21%	1.32%	1.23%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.73%	0.70%	0.70%[5]	0.76%	0.98%	1.01%

Net investment income	4.53%	4.71%	4.74%[5]	4.40%	4.34%	4.45%

Supplemental Data

Net assets, end of period (000)	$22,892	$22,855	$25,560	$27,931	$26,987	$26,024

Portfolio turnover	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	53

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B

	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.34	$10.80	$11.13	$11.35

Net investment income[2]	0.38	0.39	0.37	0.33
Net realized and unrealized gain (loss)	0.59	(0.46)	(0.31)	(0.22)

Net increase (decrease) from investment operations	0.97	(0.07)	0.06	0.11

Dividends and distributions from:
Net investment income	(0.38)	(0.39)	(0.36)	(0.33)
Net realized gain	—	—	(0.03)	—

Total dividends and distributions	(0.38)	(0.39)	(0.39)	(0.33)

Net asset value, end of period	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]

Based on net asset value	9.56%	(0.53)%	0.57%[4]	0.93%[4]

Ratios to Average Net Assets[5]

Total expenses	1.81%	1.74%	1.86%[6]	2.19%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.70%	1.62%	1.74%[6]	1.96%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.66%	1.59%	1.45%[6]	1.51%[6]

Net investment income	3.62%	3.77%	3.99%[6]	3.60%[6]

Supplemental Data

Net assets, end of period (000)	$671	$1,382	$3,447	$5,206

Portfolio turnover	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

54	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B1

			Period August 1, 2007 to May 31, 2008
	Year Ended May 31,			Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.34	$10.79	$11.13	$11.18	$11.39	$11.12

Net investment income[1]	0.44	0.44	0.40	0.45	0.44	0.46
Net realized and unrealized gain (loss)	0.59	(0.45)	(0.32)	(0.06)	(0.21)	0.27

Net increase (decrease) from investment operations	1.03	(0.01)	0.08	0.39	0.23	0.73

Dividends and distributions from:
Net investment income	(0.44)	(0.44)	(0.39)	(0.44)	(0.44)	(0.46)
Net realized gain	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.44)	(0.44)	(0.42)	(0.44)	(0.44)	(0.46)

Net asset value, end of period	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39

Total Investment Return[2]

Based on net asset value	10.12%	0.05%	0.76%[3]	3.49%	2.07%	6.63%

Ratios to Average Net Assets[4]

Total expenses	1.24%	1.24%	1.47%[5]	1.70%	1.74%	1.65%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.18%	1.13%	1.39%[5]	1.62%	1.73%	1.64%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.14%	1.10%	1.10%[5]	1.17%	1.39%	1.42%

Net investment income	4.12%	4.29%	4.34%[5]	4.00%	3.93%	4.05%

Supplemental Data

Net assets, end of period (000)	$5,397	$6,184	$9,984	$12,856	$18,402	$23,965

Portfolio turnover	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	55

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C

			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
	Year Ended May 31,

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.35	$10.80	$11.14	$11.35

Net investment income[2]	0.38	0.38	0.35	0.30
Net realized and unrealized gain (loss)	0.59	(0.44)	(0.31)	(0.19)

Net increase (decrease) from investment operations	0.97	(0.06)	0.04	0.11

Dividends and distributions from:
Net investment income	(0.38)	(0.39)	(0.35)	(0.32)
Net realized gain	—	—	(0.03)	—

Total dividends and distributions	(0.38)	(0.39)	(0.38)	(0.32)

Net asset value, end of period	$10.94	$10.35	$10.80	$11.14

Total Investment Return[3]

Based on net asset value	9.54%	(0.44)%	0.34%[4]	0.95%[4]

Ratios to Average Net Assets[5]

Total expenses	1.74%	1.72%	1.96%[6]	2.15%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.71%	1.63%	1.89%[6]	2.04%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.67%	1.60%	1.59%[6]	1.60%[6]

Net investment income	3.58%	3.83%	3.83%[6]	3.53%[6]

Supplemental Data

Net assets, end of period (000)	$17,283	$12,278	$7,166	$4,160

Portfolio turnover	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

56	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C1

			Period August 1, 2007 to May 31, 2008
	Year Ended May 31,			Year Ended July 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.34	$10.79	$11.13	$11.19	$11.39	$11.12

Net investment income[1]	0.43	0.43	0.39	0.44	0.43	0.45
Net realized and unrealized gain (loss)	0.59	(0.45)	(0.32)	(0.07)	(0.20)	0.26

Net increase (decrease) from investment operations	1.02	(0.02)	0.07	0.37	0.23	0.71

Dividends and distributions from:
Net investment income	(0.43)	(0.43)	(0.38)	(0.43)	(0.43)	(0.44)
Net realized gain	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.43)	(0.43)	(0.41)	(0.43)	(0.43)	(0.44)

Net asset value, end of period	$10.93	$10.34	$10.79	$11.13	$11.19	$11.39

Total Investment Return[2]

Based on net asset value	10.01%	(0.05)%	0.68%[3]	3.29%	2.06%	6.53%

Ratios to Average Net Assets[4]

Total expenses	1.33%	1.32%	1.56%[5]	1.77%	1.84%	1.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.29%	1.23%	1.49%[5]	1.71%	1.82%	1.74%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.25%	1.20%	1.20%[5]	1.26%	1.48%	1.52%

Net investment income	4.01%	4.21%	4.24%[5]	3.90%	3.83%	3.94%

Supplemental Data

Net assets, end of period (000)	$10,805	$11,324	$12,736	$15,327	$15,642	$13,626

Portfolio turnover	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	57

Financial Highlights	BlackRock Intermediate Municipal Fund

	Institutional

			Period November 1, 2007 to May 31, 2008
	Year Ended May 31,			Year Ended October 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.96	$10.13	$10.17	$10.28	$10.36	$10.76

Net investment income[1]	0.39	0.37	0.23	0.39	0.37	0.38
Net realized and unrealized gain (loss)	0.54	(0.17)	(0.04)	(0.12)	0.13	(0.34)

Net increase from investment operations	0.93	0.20	0.19	0.27	0.50	0.04

Dividends and distributions from:
Net investment income	(0.39)	(0.37)	(0.23)	(0.38)	(0.37)	(0.38)
Net realized gain	—	—	—	—	(0.21)	(0.06)

Total dividends and distributions	(0.39)	(0.37)	(0.23)	(0.38)	(0.58)	(0.44)

Net asset value, end of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36

Total Investment Return[2]

Based on net asset value	9.46%	2.13%	1.85%[3]	2.69%	4.96%	0.40%

Ratios to Average Net Assets[4]

Total expenses	0.78%	0.85%	0.89%[5]	1.03%	1.16%	1.05%

Total expenses after fees waived and paid indirectly	0.72%	0.80%	0.84%[5]	0.98%	1.11%	1.00%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.72%	0.76%	0.75%[5]	0.75%	0.73%	0.74%

Net investment income	3.78%	3.80%	3.82%[5]	3.81%	3.61%	3.63%

Supplemental Data

Net assets, end of period (000)	$129,811	$88,941	$114,012	$120,499	$99,678	$100,831

Portfolio turnover	23%	25%	32%	54%	102%	162%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

58	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A

			Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007	Period October 2, 2006[1] to October 31, 2006
	Year Ended May 31,

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$9.95	$10.13	$10.16	$10.27	$10.26

Net investment income[2]	0.37	0.34	0.22	0.36	0.02
Net realized and unrealized gain (loss)	0.54	(0.17)	(0.04)	(0.11)	0.02

Net increase from investment operations	0.91	0.17	0.18	0.25	0.04

Dividends from net investment income	(0.36)	(0.35)	(0.21)	(0.36)	(0.03)

Net asset value, end of period	$10.50	$9.95	$10.13	$10.16	$10.27

Total Investment Return[3]

Based on net asset value	9.31%	1.79%	1.82%[4]	2.43%	0.36%[4]

Ratios to Average Net Assets[5]

Total expenses	1.01%	1.11%	1.11%[6]	1.28%	1.39%[6]

Total expenses after fees waived and paid indirectly	0.96%	1.05%	1.06%[6]	1.23%	1.34%[6]

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.96%	1.01%	0.97%[6]	1.01%	0.97%[6]

Net investment income	3.54%	3.56%	3.60%[6]	3.54%	3.08%[6]

Supplemental Data

Net assets, end of period (000)	$42,294	$11,563	$5,585	$2,786	$160

Portfolio turnover	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	59

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A1

			Period November 1, 2007 to May 31, 2008
	Year Ended May 31,
				Year Ended October 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.96	$10.13	$10.16	$10.28	$10.35	$10.76

Net investment income[1]	0.38	0.36	0.22	0.38	0.35	0.38
Net realized and unrealized gain (loss)	0.54	(0.17)	(0.03)	(0.13)	0.15	(0.36)

Net increase from investment operations	0.92	0.19	0.19	0.25	0.50	0.02

Dividends and distributions from:
Net investment income	(0.38)	(0.36)	(0.22)	(0.37)	(0.36)	(0.37)
Net realized gain	—	—	—	—	(0.21)	(0.06)

Total dividends and distributions	(0.38)	(0.36)	(0.22)	(0.37)	(0.57)	(0.43)

Net asset value, end of period	$10.50	$9.96	$10.13	$10.16	$10.28	$10.35

Total Investment Return[2]

Based on net asset value	9.35%	2.04%	1.89%[3]	2.49%	4.96%	0.20%

Ratios to Average Net Assets[4]

Total expenses	0.88%	0.95%	0.99%[5]	1.12%	1.25%	1.16%

Total expenses after fees waived and paid indirectly	0.82%	0.89%	0.94%[5]	1.07%	1.20%	1.11%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.82%	0.85%	0.85%[5]	0.84%	0.83%	0.84%

Net investment income	3.68%	3.71%	3.71%[5]	3.71%	3.50%	3.54%

Supplemental Data

Net assets, end of period (000)	$48,372	$50,184	$56,928	$60,208	$71,327	$48,524

Portfolio turnover	23%	25%	32%	54%	102%	162%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

60	ANNUAL REPORT	MAY 31, 2010

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor B

			Period November 1, 2007 to May 31, 2008
	Year Ended May 31,
				Year Ended October 31,

	2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.96	$10.13	$10.17	$10.28	$10.36	$10.76

Net investment income[1]	0.35	0.34	0.21	0.36	0.34	0.35
Net realized and unrealized gain (loss)	0.54	(0.17)	(0.04)	(0.12)	0.15	(0.34)

Net increase from investment operations	0.89	0.17	0.17	0.24	0.49	0.01

Dividends and distributions from:
Net investment income	(0.35)	(0.34)	(0.21)	(0.35)	(0.36)	(0.35)
Net realized gain	—	—	—	—	(0.21)	(0.06)

Total dividends and distributions	(0.35)	(0.34)	(0.21)	(0.35)	(0.57)	(0.41)

Net asset value, end of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36

Total Investment Return[2]

Based on net asset value	9.10%	1.81%	1.66%[3]	2.36%	4.64%	0.08%

Ratios to Average Net Assets[4]

Total expenses	1.11%	1.16%	1.20%[5]	1.34%	1.47%	1.37%

Total expenses after fees waived and paid indirectly	1.05%	1.11%	1.15%[5]	1.29%	1.42%	1.32%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.05%	1.07%	1.06%[5]	1.06%	1.05%	1.05%

Net investment income	3.45%	3.50%	3.50%[5]	3.50%	3.30%	3.34%

Supplemental Data

Net assets, end of period (000)	$3,508	$3,970	$6,186	$6,920	$9,760	$14,982

Portfolio turnover	23%	25%	32%	54%	102%	162%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2010	61

Financial Highlights (concluded)	BlackRock Intermediate Municipal Fund

	Investor C

			Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007	Period October 2, 2006[1] to October 31, 2006
	Year Ended May 31,

	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$9.96	$10.13	$10.17	$10.28	$10.26

Net investment income[2]	0.28	0.27	0.17	0.28	0.01
Net realized and unrealized gain (loss)	0.54	(0.17)	(0.04)	(0.11)	0.03

Net increase from investment operations	0.82	0.10	0.13	0.17	0.04

Dividends from net investment income	(0.28)	(0.27)	(0.17)	(0.28)	(0.02)

Net asset value, end of period	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[3]

Based on net asset value	8.38%	1.13%	1.27%[4]	1.67%	0.40%[4]

Ratios to Average Net Assets[5]

Total expenses	1.77%	1.87%	1.88%[6]	2.03%	2.14%[6]

Total expenses after fees waived and paid indirectly	1.72%	1.82%	1.83%[6]	1.98%	2.09%[6]

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.72%	1.77%	1.75%[6]	1.75%	1.73%[6]

Net investment income	2.78%	2.82%	2.82%[6]	2.79%	2.36%[6]

Supplemental Data

Net assets, end of period (000)	$31,006	$15,233	$4,341	$2,074	$207

Portfolio turnover	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

62	ANNUAL REPORT	MAY 31, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund, which is presently the only series of BlackRock Municipal Series Trust (each a “Fund” or collectively, the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund are registered as diversified, open-end management investment companies. BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor A1, Investor B, Investor B1 and Investor C1 Shares are not generally available except for dividend and capital gains reinvestment. Shares of Investor B, Investor B1, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund. Investor B Shares automatically convert to Investor A Shares after approximately seven years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor B1 Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board of Trustees (the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal

ANNUAL REPORT	MAY 31, 2010	63

Notes to Financial Statements (continued)

bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At May 31, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

BlackRock California Municipal Bond Fund	$112,387,253	$56,333,523	0.27% – 0.34%
BlackRock Pennsylvania Municipal Bond Fund	$71,997,892	$36,955,099	0.23% – 0.44%
BlackRock Intermediate Municipal Fund	$1,120,170	$500,000	0.24%

For the year ended May 31, 2010, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

BlackRock California Municipal Bond Fund	$23,242,899	0.76%
BlackRock New Jersey Municipal Bond Fund	$454,795	0.82%
BlackRock Pennsylvania Municipal Bond Fund	$25,715,755	0.80%
BlackRock Intermediate Municipal Fund	$282,192	0.83%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts and swaps), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/ deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the periods ended August 31, 2007, May 31, 2008, May 31, 2009 and May 31, 2010 for BlackRock California Municipal Bond Fund, the periods ended July 31, 2007, May 31, 2008, May 31, 2009 and May 31, 2010 for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund and the periods ended October 31, 2007, May 31, 2008, May 31, 2009 and May 31, 2010 for BlackRock Intermediate Municipal Fund. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

64	ANNUAL REPORT	MAY 31, 2010

Notes to Financial Statements (continued)

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund of class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments on the Statements of Operations Year Ended May 31, 2010

	Net Realized Gain (Loss) from

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Interest rate contracts:
Financial futures contracts	$114,700	$(4,825)	$331,430	$12,943

For the year ended May 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund

Financial futures contracts:
Average number of contracts purchased	4	4
Average number of contracts sold	26	36
Average notional value of contracts purchased	$460,009	$488,759
Average notional value of contracts sold	$3,047,417	$4,244,570

	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Financial futures contracts:
Average number of contracts purchased	10	3
Average number of contracts sold	64	—
Average notional value of contracts purchased	$1,121,271	$373,757
Average notional value of contracts sold	$7,587,036	—

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows:

Not exceeding $500 million	0.55%
In excess of $500 million but not exceeding $1 billion	0.525%
In excess of $1 billion	0.50%

ANNUAL REPORT	MAY 31, 2010	65

Notes to Financial Statements (continued)

BlackRock Intermediate Municipal Fund pays the Manager a monthly fee at an annual rate of 0.55% of the average daily value of its net assets.

The Manager entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, voluntarily agreed to waive or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class (excluding interest expense and acquired fund fees and expenses and certain other Fund expenses) in order to limit expenses as follows:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Institutional	0.78%	0.71%
Service	0.87%	0.89%
Investor A	0.87%	0.89%
Investor A1	0.72%	0.73%
Investor B	1.64%	1.68%
Investor B1	1.13%	1.15%
Investor C	1.64%	1.68%
Investor C1	1.23%	1.26%

These voluntary waivers or reimbursements may be reduced or discontinued at any time.

As a result, the Manager waived or reimbursed the following amounts which is shown as transfer agent fees waived or reimbursed — class specific in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Institutional	$55,303	$441,116
Service	$10,509	$1,817
Investor A	$9,642	$13,853
Investor A1	$18,843	$13,287
Investor B	$2,481	$974
Investor B1	$4,390	$2,915
Investor C	$7,568	$2,424
Investor C1	$5,146	$2,564

In addition, for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the Manager waived $67,067 and $2,921, respectively, which is included in fees waived by the advisor in the Statements of Operations.

The Manager, with respect to BlackRock Intermediate Municipal Fund, contractually agreed to waive 0.05% of the Fund’s investment advisory fee until October 1, 2011. For the year ended May 31, 2010, the Manager waived $104,563, which is included in fees waived by advisor in the Statements of Operations.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. These amounts are included in fees waived by the advisor in the Statements of Operations. For the year ended May 31, 2010, the amounts waived were as follows:

BlackRock California Municipal Bond Fund	$18,926
BlackRock New Jersey Municipal Bond Fund	$13,714
BlackRock Pennsylvania Municipal Bond Fund	$51,631
BlackRock Intermediate Municipal Fund	$6,081

For the year ended May 31, 2010, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock California Municipal Bond Fund	$7,104
BlackRock New Jersey Municipal Bond Fund	$5,187
BlackRock Pennsylvania Municipal Bond Fund	$10,634
BlackRock Intermediate Municipal Fund	$4,020

The Funds entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of Funds, as follows:

	Service Fees

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Service	—	0.25%	0.25%	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	0.10%	0.10%	0.10%
Investor B	0.25%	0.25%	0.25%	0.20%
Investor B1	—	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	0.25%	0.25%	0.25%	—

	Distribution Fees

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor B	0.25%	0.75%	0.75%	0.10%
Investor B1	—	0.25%	0.25%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35%	0.35%	0.35%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

66	ANNUAL REPORT	MAY 31, 2010

Notes to Financial Statements (continued)

For the year ended May 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor A	$10,185	$14,874	$45,185	$24,336

For the year ended May 31, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B, Investor B1, Investor C and Investor C1 Shares.

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor B	$5,637	$4,153	$491	$243
Investor B1	—	$1,651	$4,044	—
Investor C	$3,994	$3,796	$5,055	$5,666
Investor C1	—	$11	$141	—

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor A	$6,299	$2,407	$3,500	$5,985

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Subsequent to May 31, 2010, PNCGIS was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of the Manager. At the close of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc. Transfer agency fees borne by each Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended May 31, 2010, the following Funds paid the following in return for these services which is included in transfer agent — class specific in the Statements of Operations:

BlackRock New Jersey Municipal Bond Fund	$164,309
BlackRock Pennsylvania Municipal Bond Fund	$595,528

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended May 31, 2010, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Institutional	$325	$717	$1,833	$565
Service	—	$464	$16	—
Investor A	$566	$408	$624	$501
Investor A1	$2,415	$527	$411	$596
Investor B	$269	$101	$38	$56
Investor B1	—	$95	$81	—
Investor C	$284	$233	$229	$336
Investor C1	$303	$156	$116	—

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of May 31, 2010 were attributable to amortization methods on fixed income securities, the expiration of capital loss carryforwards and distributions received from a regulated investment company:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Paid-in capital	—	$(2,530,579)	$(15,329,699)	—
Undistributed net investment income	$(13,127)	$(32,401)	$(28,248)	$(1,451)
Accumulated net realized loss	$13,127	$2,562,980	$15,357,947	$1,451

The tax character of distributions paid during the fiscal years ended May 31, 2010 and May 31, 2009 was as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Tax-exempt income
5/31/2010	$15,390,371	$11,808,099	$23,671,718	$7,540,446
5/31/2009	$14,007,387	$12,395,008	$24,308,370	$6,241,914
Ordinary income
5/31/2010	$181,024	—	—	$591
5/31/2009	$124,703	—	—	—
Long-term capital gains
5/31/2009	$11,909	—	—	—

Total
5/31/2010	$15,571,395	$11,808,099	$23,671,718	$7,541,037

5/31/2009	$14,143,999	$12,395,008	$24,308,370	$6,241,914

ANNUAL REPORT	MAY 31, 2010	67

Notes to Financial Statements (continued)

As of May 31, 2010, the tax components of accumulated net earnings (losses) were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Undistributed tax-exempt income	$590,096	$611,510	$364,576	$17,934
Undistributed ordinary income	6,463	13,548	515	1,517
Capital loss carryforwards	(3,881,964)	(4,843,515)	(26,417,830)	(1,832,010)
Net unrealized gains*	17,537,701	4,876,592	15,960,172	7,316,884

Total	$14,252,296	$658,135	$(10,092,567)	$5,504,325

*

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, amortization methods for premiums and discounts on fixed income securities, the tax deferral of post-October capital losses for tax purposes, the timing and recognition of partnership income and the treatment of residual interests in tender option bond trusts.

As of May 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires May 31,	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

2011	—	$2,693,662	—	—
2012	—	724,595	$10,121,753	—
2014	—	127,616	—	$985,935
2017	—	1,037,279	9,367,197	287,416
2018	$3,881,964	260,363	6,928,880	558,659

Total	$3,881,964	$4,843,515	$26,417,830	$1,832,010

5. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended May 31, 2010, were as follows:

	Purchases	Sales

BlackRock California Municipal Bond Fund	$279,405,165	$191,876,166
BlackRock New Jersey Municipal Bond Fund	$48,244,369	$58,185,621
BlackRock Pennsylvania Municipal Bond Fund	$168,132,371	$137,050,747
BlackRock Intermediate Municipal Fund	$121,287,178	$46,809,200

6. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the year ended May 31, 2010.

7. Concentration, Market and Credit Risk:

Each Fund, except BlackRock Intermediate Municipal Fund, invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

68	ANNUAL REPORT	MAY 31, 2010

Notes to Financial Statements (continued)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended May 31, 2010		Year Ended May 31, 2009
BlackRock California Municipal Bond Fund
	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,265,942	$25,694,855	834,004	$8,982,741
Shares issued to shareholders in reinvestment of dividends and distributions	118,104	1,336,303	84,660	909,422

Total issued	2,384,046	27,031,158	918,664	9,892,163
Shares redeemed	(814,309)	(9,175,305)	(1,359,282)	(14,549,271)

Net increase (decrease)	1,569,737	$17,855,853	(440,618)	$(4,657,108)

Investor A

Shares sold	2,413,905	$27,209,651	1,987,583	$21,321,055
Shares issued to shareholders in reinvestment of dividends and distributions	73,544	831,660	56,208	580,953

Total issued	2,487,449	28,041,311	2,043,791	21,902,008
Shares redeemed	(645,784)	(7,303,404)	(1,505,549)	(16,162,717)

Net increase	1,841,665	$20,737,907	538,242	$5,739,291

Investor A1

Shares sold and automatic conversion of shares	239,256	$2,684,874	422,907	$4,578,883
Shares issued to shareholders in reinvestment of dividends and distributions	383,784	4,332,125	379,998	4,080,304

Total issued	623,040	7,016,999	802,905	8,659,187
Shares redeemed	(1,653,324)	(18,565,928)	(3,151,506)	(33,614,450)

Net decrease	(1,030,284)	$(11,548,929)	(2,348,601)	$(24,955,263)

Investor B

Shares sold	19,019	$214,960	40,472	$430,124
Shares issued to shareholders in reinvestment of dividends and distributions	32,917	371,435	44,030	472,794

Total issued	51,936	586,395	84,502	902,918
Shares redeemed and automatic conversion of shares	(561,100)	(6,290,237)	(1,188,140)	(12,746,188)

Net decrease	(509,164)	$(5,703,842)	(1,103,638)	$(11,843,270)

Investor C

Shares sold	1,537,051	$17,214,580	661,276	$7,149,451
Shares issued to shareholders in reinvestment of dividends and distributions	50,690	574,175	20,616	221,439

Total issued	1,587,741	17,788,755	681,892	7,370,890
Shares redeemed	(257,546)	(2,885,767)	(289,225)	(3,007,213)

Net increase	1,330,195	$14,902,988	392,667	$4,363,677

Investor C1

Shares sold	135	$1,511	2,029	$22,205
Shares issued to shareholders in reinvestment of dividends and distributions	52,326	590,632	55,033	590,805

Total issued	52,461	592,143	57,062	613,010
Shares redeemed	(304,930)	(3,411,460)	(568,000)	(6,025,459)

Net decrease	(252,469)	$(2,819,317)	(510,938)	$(5,412,449)

ANNUAL REPORT	MAY 31, 2010	69

Notes to Financial Statements (continued)

	Year Ended May 31, 2010		Year Ended May 31, 2009
BlackRock New Jersey
Municipal Bond Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,534,082	$15,626,351	2,610,202	$25,310,602
Shares issued to shareholders in reinvestment of dividends	77,075	787,087	87,055	839,591

Total issued	1,611,157	16,413,438	2,697,257	26,150,193
Shares redeemed	(2,391,795)	(24,340,120)	(4,205,012)	(39,946,411)

Net decrease	(780,638)	$(7,926,682)	(1,507,755)	$(13,796,218)

Service

Shares sold	15,147	$152,257	6,612	$64,491
Shares issued to shareholders in reinvestment of dividends	28,903	295,046	30,932	298,270

Total issued	44,050	447,303	37,544	362,761
Shares redeemed	(70,824)	(726,773)	(127,186)	(1,250,625)

Net decrease	(26,774)	$(279,470)	(89,642)	$(887,864)

Investor A

Shares sold and automatic conversion of shares	901,520	$9,255,584	588,419	$5,707,575
Shares issued to shareholders in reinvestment of dividends	58,171	595,383	54,999	531,044

Total issued	959,691	9,850,967	643,418	6,238,619
Shares redeemed	(511,690)	(5,245,220)	(581,333)	(5,499,699)

Net increase	448,001	$4,605,747	62,085	$738,920

Investor A1

Shares sold and automatic conversion of shares	96,573	$985,077	252,673	$2,463,122
Shares issued to shareholders in reinvestment of dividends	85,540	874,165	91,481	882,900

Total issued	182,113	1,859,242	344,154	3,346,022
Shares redeemed	(325,923)	(3,293,704)	(384,706)	(3,681,907)

Net decrease	(143,810)	$(1,434,462)	(40,552)	$(335,885)

Investor B

Shares sold	5,925	$59,831	45,825	$438,078
Shares issued to shareholders in reinvestment of dividends	8,939	90,819	16,821	162,564

Total issued	14,864	150,650	62,646	600,642
Shares redeemed and automatic conversion of shares	(243,037)	(2,477,695)	(307,160)	(2,975,811)

Net decrease	(228,173)	$(2,327,045)	(244,514)	$(2,375,169)

Investor B1

Shares sold	18	$180	102	$967
Shares issued to shareholders in reinvestment of dividends	12,334	125,859	19,422	187,439

Total issued	12,352	126,039	19,524	188,406
Shares redeemed and automatic conversion of shares	(207,272)	(2,102,370)	(465,626)	(4,484,943)

Net decrease	(194,920)	$(1,976,331)	(446,102)	$(4,296,537)

Investor C

Shares sold	573,651	$5,835,823	703,473	$6,847,209
Shares issued to shareholders in reinvestment of dividends	42,390	433,369	33,967	326,447

Total issued	616,041	6,269,192	737,440	7,173,656
Shares redeemed	(336,722)	(3,423,341)	(234,653)	(2,236,131)

Net increase	279,319	$2,845,851	502,787	$4,937,525

Investor C1

Shares sold	436	$4,505	4,971	$50,422
Shares issued to shareholders in reinvestment of dividends	38,506	392,980	42,094	405,785

Total issued	38,942	397,485	47,065	456,207
Shares redeemed	(114,133)	(1,153,123)	(117,797)	(1,140,501)

Net decrease	(75,191)	$(755,638)	(70,732)	$(684,294)

70	ANNUAL REPORT	MAY 31, 2010

Notes to Financial Statements (continued)

	Year Ended May 31, 2010		Year Ended May 31, 2009
BlackRock Pennsylvania Municipal Bond Fund
	Shares	Amount	Shares	Amount

Institutional

Shares sold	6,469,736	$68,816,228	5,866,420	$60,040,690
Shares issued to shareholders in reinvestment of dividends	90,970	974,167	79,531	807,188

Total issued	6,560,706	69,790,395	5,945,951	60,847,878
Shares redeemed	(6,099,318)	(65,146,534)	(10,590,006)	(104,950,378)

Net increase (decrease)	461,388	$4,643,861	(4,644,055)	$(44,102,500)

Service

Shares sold	2,935	$31,684	81,312	$792,215
Shares issued to shareholders in reinvestment of dividends	2,752	29,360	4,454	45,313

Total issued	5,687	61,044	85,766	837,528
Shares redeemed	(30,234)	(324,481)	(167,618)	(1,672,568)

Net decrease	(24,547)	$(263,437)	(81,852)	$(835,040)

Investor A

Shares sold and automatic conversion of shares	772,868	$8,235,184	677,666	$6,825,747
Shares issued to shareholders in reinvestment of dividends	109,621	1,172,442	107,083	1,087,360

Total issued	882,489	9,407,626	784,749	7,913,107
Shares redeemed	(616,725)	(6,605,808)	(472,197)	(4,747,953)

Net increase	265,764	$2,801,818	312,552	$3,165,154

Investor A1

Shares sold and automatic conversion of shares	46,035	$487,357	175,112	$1,770,256
Shares issued to shareholders in reinvestment of dividends	48,366	517,225	52,254	530,814

Total issued	94,401	1,004,582	227,366	2,301,070
Shares redeemed	(210,122)	(2,239,886)	(384,774)	(3,859,135)

Net decrease	(115,721)	$(1,235,304)	(157,408)	$(1,558,065)

Investor B

Shares sold	1,346	$14,454	8,726	$87,603
Shares issued to shareholders in reinvestment of dividends	2,486	26,445	6,752	68,857

Total issued	3,832	40,899	15,478	156,460
Shares redeemed and automatic conversion of shares	(76,029)	(810,423)	(201,179)	(2,010,631)

Net decrease	(72,197)	$(769,524)	(185,701)	$(1,854,171)

Investor B1

Shares sold	33	$354	20	$43
Shares issued to shareholders in reinvestment of dividends	11,683	124,694	15,167	153,936

Total issued	11,716	125,048	15,187	153,979
Shares redeemed and automatic conversion of shares	(115,943)	(1,236,176)	(342,067)	(3,449,770)

Net decrease	(104,227)	$(1,111,128)	(326,880)	$(3,295,791)

Investor C

Shares sold	627,432	$6,684,492	671,459	$6,789,832
Shares issued to shareholders in reinvestment of dividends	39,309	420,758	23,981	243,396

Total issued	666,741	7,105,250	695,440	7,033,228
Shares redeemed	(273,010)	(2,930,658)	(172,371)	(1,740,134)

Net increase	393,731	$4,174,592	523,069	$5,293,094

ANNUAL REPORT	MAY 31, 2010	71

Notes to Financial Statements (concluded)

	Year Ended May 31, 2010		Year Ended May 31, 2009
BlackRock Pennsylvania Municipal Bond Fund (concluded)
	Shares	Amount	Shares	Amount

Investor C1

Shares sold	4,296	$46,235	10,279	$105,877
Shares issued to shareholders in reinvestment of dividends	27,123	289,579	29,835	302,719

Total issued	31,419	335,814	40,114	408,596
Shares redeemed	(137,953)	(1,471,351)	(124,902)	(1,248,419)

Net decrease	(106,534)	$(1,135,537)	(84,788)	$(839,823)

BlackRock Intermediate Municipal Fund

Institutional

Shares sold	6,228,338	$64,105,460	4,281,921	$41,707,743
Shares issued to shareholders in reinvestment of dividends	78,279	807,171	55,464	541,053

Total issued	6,306,617	64,912,631	4,337,385	42,248,796
Shares redeemed	(2,877,658)	(29,606,873)	(6,658,492)	(64,380,950)

Net increase (decrease)	3,428,959	$35,305,758	(2,321,107)	$(22,132,154)

Investor A

Shares sold	3,393,280	$34,824,033	830,171	$8,023,106
Shares issued to shareholders in reinvestment of dividends	79,575	822,283	16,671	162,680

Total issued	3,472,855	35,646,316	846,842	8,185,786
Shares redeemed	(605,374)	(6,243,921)	(236,757)	(2,288,017)

Net increase	2,867,481	$29,402,395	610,085	$5,897,769

Investor A1

Shares sold and automatic conversion of shares	57,645	$595,495	92,238	$900,467
Shares issued to shareholders in reinvestment of dividends	108,366	1,113,047	118,760	1,157,454

Total issued	166,011	1,708,542	210,998	2,057,921
Shares redeemed	(599,341)	(6,140,174)	(790,851)	(7,631,890)

Net decrease	(433,330)	$(4,431,632)	(579,853)	$(5,573,969)

Investor B

Shares sold	59,100	$607,948	46,778	$442,997
Shares issued to shareholders in reinvestment of dividends	6,390	65,556	10,545	102,768

Total issued	65,490	673,504	57,323	545,765
Shares redeemed and automatic conversion of shares	(130,072)	(1,336,620)	(269,270)	(2,614,646)

Net decrease	(64,582)	$(663,116)	(211,947)	$(2,068,881)

Investor C

Shares sold	1,872,485	$19,266,259	1,305,356	$12,641,129
Shares issued to shareholders in reinvestment of dividends	45,209	465,920	20,359	198,127

Total issued	1,917,694	19,732,179	1,325,715	12,839,256
Shares redeemed and automatic conversion of shares	(494,852)	(5,076,834)	(224,447)	(2,195,840)

Net increase	1,422,842	$14,655,345	1,101,268	$10,643,416

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

72	ANNUAL REPORT	MAY 31, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, and BlackRock Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities of BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, two of the portfolios constituting BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust (collectively the “Trusts”), including the schedules of investments, as of May 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for the each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, and BlackRock Intermediate Municipal Fund, as of May 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2010

Important Tax Information (Unaudited)

The following table summarizes the taxable per share distributions paid by the following Funds during the taxable year ended May 31, 2010:

	Record Date	Payable Date	Ordinary Income

BlackRock California Municipal Bond Fund	12/17/2009	12/21/2009	$0.005840
BlackRock Intermediate Municipal Fund	12/17/2009	12/21/2009	$0.000029

All other net investment income distributions paid by BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund qualify as tax-exempt dividends for federal income tax purposes.

All of the net investment income distributions paid monthly by BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund during the taxable year ended May 31, 2010 qualify as tax-exempt interest dividends for federal income tax purposes.

ANNUAL REPORT	MAY 31, 2010	73

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of BlackRock California Municipal Bond Fund (the “California Municipal Bond Fund”), a series of BlackRock California Municipal Series Trust (the “California Municipal Series Trust”); the Board of Trustees of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Municipal Bond Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Municipal Bond Fund”), each a series of BlackRock Multi-State Municipal Series Trust (the “Multi-State Municipal Series Trust”); and the Board of Trustees of BlackRock Intermediate Municipal Fund (the “Intermediate Municipal Fund,” along with the California Municipal Bond Fund, the New Jersey Municipal Bond Fund and the Pennsylvania Municipal Bond Fund, each, a “Fund”), a series of BlackRock Municipal Series Trust (the “Municipal Series Trust,” along with the California Municipal Series Trust and the Multi-State Municipal Series Trust, each, a “Trust”), (collectively, the “Board,” and the members of which are referred to as “Board Members”) met on April 13, 2010 and May 11 – 12, 2010 to consider the approval of investment advisory agreements (collectively, the “Advisory Agreements”) for the California Municipal Series Trust, on behalf of the California Municipal Bond Fund, the Multi-State Municipal Series Trust, on behalf of the New Jersey Municipal Bond Fund and the Pennsylvania Municipal Bond Fund, and the Municipal Series Trust, on behalf of the Intermediate Municipal Fund, with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, eleven of whom are not “interested persons” of any Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of other BlackRock-managed funds, who are also not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across BlackRock’s open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 13, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and, for the Intermediate Municipal Fund, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 13, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 13, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 11 – 12, 2010 Board meeting.

74	ANNUAL REPORT	MAY 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At an in-person meeting held on May 11 – 12, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund and the Sub-Advisory Agreements between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2011. In approving continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 13, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category and, for the Intermediate Municipal Fund, a customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the California Municipal Bond Fund ranked in the fourth, second, and third quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed the reasons for the California Municipal Bond Fund’s underperformance during the one- and five-year periods compared with its Peers. The Board was informed that, among other things, the California Municipal Bond Fund was disadvantaged in being underweight in lower rated fixed income securities in 2009 since the market has witnessed a fairly dramatic tightening in credit quality spreads. For the five-year period, composite results were impacted by the California Municipal Bond Fund’s lower relative current yield distribution, a higher cash reserve position, and concentration in monoline insured securities.

The Board noted that the Intermediate Municipal Fund ranked in the second, fourth, and fourth quartiles against its Customized Lipper Peer Group Composite for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed the reasons for the Intermediate Municipal Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, the Intermediate Municipal Fund began 2008 with an overweight in higher yielding securities — specifically airports and tobaccos and was underweight in pre-refunded, utility and tax-backed securities. These lower quality holdings significantly underperformed the overall market as the credit markets suffered severe dislocation and liquidity within the municipal securities market disappeared.

ANNUAL REPORT	MAY 31, 2010	75

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board and BlackRock discussed BlackRock’s strategy for improving the California Municipal Bond Fund’s and the Intermediate Municipal Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the California Municipal Bond Fund’s and the Intermediate Municipal Fund’s portfolio managers and to improve the California Municipal Bond Fund’s and the Intermediate Municipal Fund’s performance.

The Board noted that the New Jersey Municipal Bond Fund ranked in the second, second, and first quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the Pennsylvania Municipal Bond Fund ranked in the second quartile against its Lipper Performance Composite for each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in each Fund’s respective Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the California Municipal Bond Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the California Municipal Bond Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted that the California Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the California Municipal Bond Fund increases above certain contractually specified levels.

The Board noted that the Intermediate Municipal Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Intermediate Municipal Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive or reimburse management fees for the Intermediate Municipal Fund.

The Board noted that the New Jersey Municipal Bond Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the New Jersey Municipal Bond Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the New Jersey Municipal Bond Fund’s actual advisory fee rate, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual advisory fee rate paid by the New Jersey Municipal Bond Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board also noted that the New Jersey Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New Jersey Municipal Bond Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the New Jersey Municipal Bond Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Pennsylvania Municipal Bond Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Pennsylvania Municipal Bond Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Pennsylvania Municipal Bond Fund’s actual total expenses, after giving effect to any expense reimbursements or fee waivers by BlackRock, were reasonable relative to the median actual total expenses

76	ANNUAL REPORT	MAY 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

paid by the Pennsylvania Municipal Bond Fund’s Peers, after giving effect to any expense reimbursement or fee waivers. The Board also noted that the Pennsylvania Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Pennsylvania Municipal Bond Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Pennsylvania Municipal Bond Fund’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of breakpoints or revised breakpoints, as applicable, in the advisory fee based upon the asset level of each Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to each Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Trust, on behalf of its respective Fund, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2011.As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

ANNUAL REPORT	MAY 31, 2010	77

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees[1]

Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board, Trustee and Member of the Audit Committee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	34 RICs consisting of 97 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemical); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)

Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board, Chairman of the Audit Committee and Trustee	Since 2007

Managing Director, FGW Associates (consulting and investment company) since 1997; Director, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (a global technology commercialization company) from 2001 to 2007.

				34 RICs consisting of 97 Portfolios	Watson Pharmaceutical Inc.

James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 1995	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	34 RICs consisting of 97 Portfolios	None

Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Trustee	Since 2007

Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.

				34 RICs consisting of 97 Portfolios	None

Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007

Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.

				34 RICs consisting of 97 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007

Partner and Head of International Practice, Covington and Burling (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company since 2002; Advisory Board Member, BT Americas (telecommunications) since 2004; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board, GML (energy) since 2003.

				34 RICs consisting of 97 Portfolios	Alcatel-Lucent (telecommunications); Global Climate Exchange (environmental); UPS Corporation (delivery service)

Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2005	Professor, Harvard University since 1992.	34 RICs consisting of 97 Portfolios	None

John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007

Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Allmerica Financial Corporation from 1995 to 2003; Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007; Vice Chairman and Director, Boston Lyric Opera from 2002 to 2007.

				34 RICs consisting of 97 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2000

Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc. (retail) since 2000; Director of ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; President, American Bar Association from 1995 to 1996.

				34 RICs consisting of 97 Portfolios	None

78	ANNUAL REPORT	MAY 31, 2010

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees[1] (concluded)

David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007

Director, National Museum of Wildlife Art since 2007; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Trustee, University of Wyoming Foundation since 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.

				34 RICs consisting of 97 Portfolios	None

Richard R. West 55 East 52nd Street New York, NY 10055 1938	Trustee and Member of the Audit Committee	Since 1986	Dean Emeritus, New York University’s Leonard N. Stern School of Business Administration since 1995.	34 RICs consisting of 97 Portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust (real estate company); Alexander’s Inc. (real estate company)

	[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Date shown is the earliest date a person has served as Trustee for any of the Trusts covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trusts’ board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	President and Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

				169 RICs consisting of 291 Portfolios	None

Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007

Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.

				34 RICs consisting of 97 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end Funds in the BlackRock fund complex from 1989 to 2006.

				169 RICs consisting of 291 Portfolios	None

[3]

Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Trusts based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trusts based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT	MAY 31, 2010	79

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]

Anne Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009[2]

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised Funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (US) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

	[1]	Officers of the Trusts serve at the pleasure of the Board of Trustees.

	[2]	Ms. Ackerley has been President and Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.

Further information about the Funds’ Officers and Directors is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank
and Trust Company
Boston, MA 021113

The Bank of
New York Mellon4
New York, NY 10286

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Distributor
BlackRock
Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr &
Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE
19809

[3]	For all Funds except BlackRock California Municipal Bond Fund.

[4]	For BlackRock California Municipal Bond Fund.

80	ANNUAL REPORT	MAY 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ANNUAL REPORT	MAY 31, 2010	81

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

82	ANNUAL REPORT	MAY 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
2010
2015
2020
2025
2030
2035
2040
2045
2050
BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

ANNUAL REPORT	MAY 31, 2010	83

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MUNI4-05/10

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez
Fred G. Weiss
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust	$28,600	$28,600	$0	$0	$6,100	$6,100	$47	$1,028

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the

Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust	$16,924	$409,628

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: August 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: August 4, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: August 4, 2010